UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Real Return Fund - Class I Semi-Annual Report March 31, 2016 Class I is a class of Fidelity® Strategic Real Return Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2016
Commodity-Linked Notes and related investments*	24.5%
Inflation-Protected Investments	26.4%
Floating Rate High Yield**	26.0%
Real Estate Related Investments	22.1%
Cash & Cash Equivalents	0.7%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

As of September 30, 2015
Commodity Related Investments*	23.9%
Inflation-Protected Investments	26.9%
Floating Rate High Yield**	26.8%
Real Estate Related Investments	21.1%
Cash & Cash Equivalents	1.2%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	26.4%
AAA	0.1%
AA	0.3%
A	0.3%
BBB	1.6%
BB and Below	25.6%
Not Rated	1.7%
Equities*	41.7%
Short-Term Investments and Net Other Assets	2.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.5%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	26.9%
AA	0.3%
A	0.2%
BBB	1.6%
BB and Below	27.5%
Not Rated	1.8%
Equities*	39.6%
Short-Term Investments and Net Other Assets	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *,**
Stocks	17.2%
U.S. Government and U.S. Government Agency Obligations	26.4%
Corporate Bonds	2.0%
Asset-Backed Securities	0.6%
Bank Loan Obligations	24.9%
CMOs and Other Mortgage Related Securities	2.1%
Other Investments***	24.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 3.5%

 ** U.S. Treasury Inflation-Indexed Securities - 26.4%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.5%

As of September 30, 2015 *,**
Stocks	15.7%
U.S. Government and U.S. Government Agency Obligations	26.9%
Corporate Bonds	2.5%
Asset-Backed Securities	0.8%
Bank Loan Obligations	26.3%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	23.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.1%

 ** U.S. Treasury Inflation-Indexed Securities - 26.9%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments March 31, 2016

Showing Percentage of Net Assets

Corporate Bonds - 1.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$624,019
Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	221,238
Colony Starwood Homes 4.5% 10/15/17		70,000	71,794
RAIT Financial Trust 4% 10/1/33		1,240,000	1,032,300
Redwood Trust, Inc. 4.625% 4/15/18		350,000	327,688
Resource Capital Corp.:
6% 12/1/18		120,000	110,100
8% 1/15/20		360,000	342,180
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	100,625
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	118,350
			2,324,275
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	935,550
TOTAL FINANCIALS			3,883,844
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		509,126	597,597
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	209,100
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	159,300
Calatlantic Group, Inc. 5.875% 11/15/24		120,000	126,300
D.R. Horton, Inc. 6.5% 4/15/16		189,000	189,000
KB Home:
8% 3/15/20		140,000	146,650
9.1% 9/15/17		205,000	220,888
Meritage Homes Corp. 7% 4/1/22		470,000	500,550
Ryland Group, Inc. 8.4% 5/15/17		129,000	137,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	134,400
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	287,304
			2,110,555
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	46,856
TOTAL CONSUMER DISCRETIONARY			2,755,008
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	54,725
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	105,525
DDR Corp. 7.5% 7/15/18		563,000	622,594
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	314,250
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	174,112
Hospitality Properties Trust:
5.625% 3/15/17		292,000	301,633
6.7% 1/15/18		189,000	198,502
iStar Financial, Inc.:
7.125% 2/15/18		265,000	268,313
9% 6/1/17		395,000	410,800
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	507,833
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	177,650
Omega Healthcare Investors, Inc. 4.5% 4/1/27		83,000	79,062
Potlatch Corp. 7.5% 11/1/19		189,000	202,230
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	221,282
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	117,652
4.75% 5/1/24		163,000	157,946
6.75% 4/15/20		134,000	147,529
			4,061,638
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	189,000
CBRE Group, Inc.:
5% 3/15/23		270,000	276,135
5.25% 3/15/25		120,000	123,726
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)		570,000	567,150
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	339,825
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	107,525
Mid-America Apartments LP 6.05% 9/1/16		284,000	288,692
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		190,000	195,225
Regency Centers LP 5.875% 6/15/17		93,000	97,500
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	147,968
			2,332,746
Thrifts & Mortgage Finance - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	217,800
Ocwen Financial Corp. 6.625% 5/15/19		390,000	306,150
			523,950
TOTAL FINANCIALS			6,918,334
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	120,600
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	163,969

TOTAL NONCONVERTIBLE BONDS			9,957,911

TOTAL CORPORATE BONDS
(Cost $14,070,910)			13,841,755

U.S. Treasury Inflation-Protected Obligations - 26.4%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,740,162	$4,462,806
0.75% 2/15/42		8,282,992	8,062,156
0.75% 2/15/45		4,290,974	4,163,321
1.375% 2/15/44		2,264,873	2,542,062
1.75% 1/15/28		2,121,531	2,463,317
2% 1/15/26		7,350,620	8,617,428
2.125% 2/15/40		645,621	826,580
2.125% 2/15/41		1,954,903	2,522,510
2.375% 1/15/25		13,698,626	16,331,757
2.375% 1/15/27		9,146,993	11,187,527
2.5% 1/15/29		1,145,412	1,440,993
3.625% 4/15/28		5,232,266	7,215,465
3.875% 4/15/29		5,983,655	8,579,582
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		2,712,008	2,743,886
0.125% 4/15/18		10,915,185	11,112,841
0.125% 4/15/19		5,055,400	5,166,555
0.125% 4/15/20		1,719,856	1,757,346
0.125% 1/15/22		19,364,875	19,676,776
0.125% 7/15/22		3,657,317	3,725,758
0.125% 1/15/23		9,750,800	9,844,464
0.125% 7/15/24		11,600,000	11,629,765
0.375% 7/15/23		11,300,244	11,655,413
0.625% 7/15/21		8,904,461	9,356,630
0.625% 1/15/24		4,213,786	4,392,940
0.625% 1/15/26		1,800,000	1,878,198
1.125% 1/15/21		3,384,469	3,620,673
1.25% 7/15/20		969,024	1,042,666
1.375% 7/15/18		5,974,513	6,307,024
1.375% 1/15/20		4,150,095	4,445,869
1.625% 1/15/18		3,259,196	3,409,245
1.875% 7/15/19		3,500,725	3,808,019
2.125% 1/15/19		16,750,826	18,092,086
2.625% 7/15/17		8,028,062	8,456,726
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $214,016,167)			220,538,384

Asset-Backed Securities - 0.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$334,310
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	95,833
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	218,675
Class XS, 0% 10/17/45 (b)(c)		146,388	0
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		743,650	745,658
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	259,967
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	391,865
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		288,757	143,657
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		201,762	209,606
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.1793% 6/17/31 (b)(d)		140,000	131,826
Series 2014-SFR3:
Class E, 4.932% 12/17/31 (b)(d)		160,000	157,839
Class F, 5.432% 12/17/31 (b)(d)		100,000	97,181
Series 2015-SFR2 Class E, 3.5793% 6/17/32 (b)(d)		100,000	93,575
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		667,043	436,787
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	37,600
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.979% 1/17/32 (b)(d)		149,000	141,957
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.2706% 2/5/36 (b)(d)		333,736	33
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(d)		598,667	573,673
Class F, 2.3276% 11/21/40 (b)(d)		1,500,000	937,500
TOTAL ASSET-BACKED SECURITIES
(Cost $5,382,796)			5,007,542

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8389% 1/25/19 (b)(d)		8,417	5,405
Class B4, 4.8389% 1/25/19 (b)(d)		19,878	10,685
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3545% 12/25/46(b)(d)		189,000	205,366
Series 2010-K7 Class B, 5.4407% 4/25/20 (b)(d)		95,000	104,005
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		13,020	13,181
TOTAL PRIVATE SPONSOR
(Cost $302,526)			338,642

Commercial Mortgage Securities - 2.1%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3382% 11/10/42 (d)		66,973	66,899
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (b)(d)		126,000	110,044
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.4668% 3/11/39 (d)		568,000	553,335
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.436% 11/15/19 (b)(d)		150,000	146,250
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.427% 2/15/31 (b)(d)		231,000	217,313
Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(d)		191,000	180,784
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		379,000	391,446
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1042% 9/10/46 (b)(d)		250,000	225,115
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(d)	CAD	1,605,000	1,226,683
Class G, 5.01% 5/15/44 (b)(d)	CAD	351,000	264,782
Class H, 5.01% 5/15/44 (b)(d)	CAD	235,000	173,968
Class J, 5.01% 5/15/44 (b)(d)	CAD	235,000	168,865
Class K, 5.01% 5/15/44 (b)(d)	CAD	118,000	83,548
Class L, 5.01% 5/15/44 (b)(d)	CAD	421,000	289,470
Class M, 5.01% 5/15/44 (b)(d)	CAD	1,927,737	1,269,137
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	175,921
Series 2013-CR10 Class D, 4.7905% 8/10/46 (b)(d)		200,000	176,644
Series 2013-CR12 Class D, 5.084% 10/10/46 (b)(d)		250,000	230,295
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.9424% 5/10/43 (b)(d)		200,000	199,575
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		223,000	201,381
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		62,129	62,577
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		100,000	93,098
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6461% 11/10/46 (b)(d)		580,000	602,369
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5764% 12/25/43 (c)(d)		1,156,048	127,335
Series K012 Class X3, 2.2509% 1/25/41 (c)(d)		654,167	61,637
Series K013 Class X3, 2.8135% 1/25/43 (c)(d)		1,124,000	130,197
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (b)(d)		139,000	130,242
Class FFX, 3.3822% 12/15/19 (b)(d)		244,000	224,330
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)		87,703	90,885
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)		153,000	128,627
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (d)		500,000	523,539
Class D, 5.7229% 5/10/45 (b)(d)		500,000	482,389
Series 2012-GCJ9 Class D, 4.854% 11/10/45 (b)(d)		157,000	143,372
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	181,659
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 5.2216% 11/5/30 (b)(d)		200,000	199,767
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (b)(d)		641,000	747,547
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		284,000	319,858
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	105,639
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 4.036% 6/15/29 (b)(d)		319,000	297,376
Class F, 4.436% 6/15/29 (b)(d)		357,000	331,176
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8717% 6/15/38 (d)		589,000	587,705
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 4.9367% 1/20/41 (b)(d)		192,000	172,509
Mach One Trust LLC Series 2004-1A Class H, 6.0561% 5/28/40 (b)(d)		9,619	9,566
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7662% 10/15/46 (b)(d)		250,000	229,860
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	890,761
Series 1997-RR Class F, 7.4213% 4/30/39 (b)(d)		32,683	31,866
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		340,757	341,145
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	770,832
Series 2011-C2:
Class D, 5.3106% 6/15/44 (b)(d)		358,000	381,754
Class E, 5.3106% 6/15/44 (b)(d)		454,000	467,352
Class F, 5.3106% 6/15/44 (b)(d)		343,000	329,721
Class XB, 0.4616% 6/15/44 (b)(c)(d)		12,067,221	293,532
Series 2011-C3 Class G, 5.1783% 7/15/49 (b)(d)		111,000	93,826
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	123,889
Class F, 5% 2/5/30 (b)		358,000	329,692
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		278,802	356,002
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		474,000	476,722
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5343% 5/10/45 (b)(d)		120,000	120,164
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.179% 3/15/45 (b)(d)		220,000	166,515
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.447% 11/15/29 (b)(d)		111,676	100,119
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $17,161,597)			17,608,606
		Shares	Value

Common Stocks - 14.7%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.		40,700	916,564
Household Durables - 1.0%
Stanley Martin Communities LLC Class B (e)(f)		6,300	8,300,628

TOTAL CONSUMER DISCRETIONARY			9,217,192

FINANCIALS - 13.6%
Capital Markets - 0.1%
Ellington Financial LLC		26,300	458,146
Real Estate Investment Trusts - 13.5%
Acadia Realty Trust (SBI)		99,944	3,511,033
Alexandria Real Estate Equities, Inc.		8,635	784,835
American Campus Communities, Inc.		2,400	113,016
American Tower Corp.		5,900	603,983
Annaly Capital Management, Inc.		31,000	318,060
Anworth Mortgage Asset Corp.		37,300	173,818
Apartment Investment & Management Co. Class A		26,000	1,087,320
Arbor Realty Trust, Inc.		47,400	320,898
Ashford Hospitality Prime, Inc.		25,200	294,084
AvalonBay Communities, Inc.		16,659	3,168,542
Boston Properties, Inc.		36,001	4,575,007
Brixmor Property Group, Inc.		11,400	292,068
Care Capital Properties, Inc.		2,779	74,588
CBL & Associates Properties, Inc.		58,770	699,363
Cedar Shopping Centers, Inc.		120,823	873,550
Chesapeake Lodging Trust		9,900	261,954
Community Healthcare Trust, Inc.		8,200	151,618
Coresite Realty Corp.		3,700	259,037
Cousins Properties, Inc.		52,700	547,026
CYS Investments, Inc.		39,180	318,925
DCT Industrial Trust, Inc.		59,475	2,347,478
Douglas Emmett, Inc.		7,500	225,825
DuPont Fabros Technology, Inc.		42,400	1,718,472
Dynex Capital, Inc.		68,000	452,200
Empire State Realty Trust, Inc.		95,600	1,675,868
Equity Lifestyle Properties, Inc.		68,599	4,989,205
Equity Residential (SBI)		33,713	2,529,486
Essex Property Trust, Inc.		15,272	3,571,510
Extra Space Storage, Inc.		51,700	4,831,882
Federal Realty Investment Trust (SBI)		17,396	2,714,646
FelCor Lodging Trust, Inc.		190,300	1,545,236
First Potomac Realty Trust		42,409	384,226
Five Oaks Investment Corp.		2,900	16,240
Forest City Realty Trust, Inc.		76,331	1,609,821
Gaming & Leisure Properties		1,300	40,196
General Growth Properties, Inc.		54,300	1,614,339
Hatteras Financial Corp.		20,300	290,290
Healthcare Realty Trust, Inc.		70,700	2,183,923
Host Hotels & Resorts, Inc.		108,281	1,808,293
Invesco Mortgage Capital, Inc.		9,000	109,620
Kite Realty Group Trust		21,983	609,149
Lexington Corporate Properties Trust (g)		150,500	1,294,300
Liberty Property Trust (SBI)		17,900	598,934
Mack-Cali Realty Corp.		120,740	2,837,390
MFA Financial, Inc.		474,666	3,251,462
Mid-America Apartment Communities, Inc.		40,800	4,170,168
Monmouth Real Estate Investment Corp. Class A		14,200	168,838
National Retail Properties, Inc.		7,700	355,740
New Senior Investment Group, Inc.		54,432	560,650
New York (REIT), Inc.		21,800	220,180
Newcastle Investment Corp.		54,932	237,856
NorthStar Realty Finance Corp.		2,750	36,080
Parkway Properties, Inc.		71,800	1,124,388
Pennsylvania Real Estate Investment Trust (SBI)		11,500	251,275
Potlatch Corp.		14,900	469,350
Prologis, Inc.		20,277	895,838
Public Storage		16,134	4,450,241
Ramco-Gershenson Properties Trust (SBI)		41,600	750,048
Sabra Health Care REIT, Inc.		68,000	1,366,120
Select Income REIT		13,866	319,611
Senior Housing Properties Trust (SBI)		81,600	1,459,824
Simon Property Group, Inc.		49,473	10,275,047
SL Green Realty Corp.		14,819	1,435,665
Store Capital Corp.		18,600	481,368
Sun Communities, Inc.		20,650	1,478,747
Taubman Centers, Inc.		7,700	548,471
Terreno Realty Corp.		67,367	1,579,756
The Macerich Co.		11,500	911,260
Two Harbors Investment Corp.		66,500	528,010
UDR, Inc.		87,600	3,375,228
Urban Edge Properties		91,973	2,376,582
Ventas, Inc.		99,647	6,273,775
VEREIT, Inc.		91,800	814,266
Vornado Realty Trust		3,547	334,943
Welltower, Inc.		22,725	1,575,752
Weyerhaeuser Co.		12,000	371,760
WP Carey, Inc.		24,700	1,537,328
WP Glimcher, Inc.		15,100	143,299
			112,556,180
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.		15,000	328,500

TOTAL FINANCIALS			113,342,826

TOTAL COMMON STOCKS
(Cost $110,976,329)			122,560,018

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust Series C, 6.50%		15,900	774,131
Nonconvertible Preferred Stocks - 2.3%
FINANCIALS - 2.3%
Real Estate Investment Trusts - 2.3%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	448,166
8.25%		500	11,715
American Capital Agency Corp. Series B, 7.75%		8,000	196,000
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	150,226
American Home Mortgage Investment Corp.:
Series A, 9.75% (e)		81,500	1
Series B, 9.25% (e)		233,544	2
American Homes 4 Rent:
Series A, 5.00%		24,600	651,654
Series B, 5.00%		6,720	185,808
Series C, 5.50%		22,592	593,040
Annaly Capital Management, Inc.:
Series A, 7.875%		25,200	639,324
Series C, 7.625%		2,324	57,449
Series D, 7.50%		13,671	332,752
Anworth Mortgage Asset Corp. Series A, 8.625%		29,700	742,500
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%		13,174	332,117
Apollo Residential Mortgage, Inc. Series A, 8.00%		11,647	262,873
Arbor Realty Trust, Inc.:
7.375%		12,320	307,014
Series A, 8.25%		8,989	214,837
Armour Residential REIT, Inc. Series B, 7.875%		5,645	117,472
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,347	256,088
Series E, 6.625%		3,000	71,970
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	308,291
Chesapeake Lodging Trust Series A, 7.75%		4,050	106,394
Colony Financial, Inc. 7.125%		5,900	130,272
Coresite Realty Corp. Series A, 7.25%		14,176	368,576
CYS Investments, Inc. Series A, 7.75%		2,162	50,937
DDR Corp. Series K, 6.25%		5,623	146,254
Digital Realty Trust, Inc. Series G, 5.875%		6,286	157,653
Dynex Capital, Inc.:
Series A, 8.50%		20,755	497,705
Series B, 7.625%		10,545	234,626
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	774,316
Essex Property Trust, Inc. Series H, 7.125%		1,900	47,481
First Potomac Realty Trust 7.75%		14,443	368,297
General Growth Properties, Inc. Series A, 6.375%		3,847	99,637
Hatteras Financial Corp. Series A, 7.625%		16,340	379,905
Inland Real Estate Corp. Series B, 6.95%		9,000	225,990
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	146,082
Series B, 7.75%		21,900	486,399
iStar Financial, Inc.:
Series E, 7.875%		5,011	109,741
Series F, 7.80%		18,316	413,026
Series G, 7.65%		6,000	135,300
LaSalle Hotel Properties Series I, 6.375%		4,963	126,557
MFA Financial, Inc.:
8.00%		11,262	287,406
Series B, 7.50%		44,227	1,092,407
National Retail Properties, Inc. Series D, 6.625%		3,500	91,350
New York Mortgage Trust, Inc.:
7.875%		3,200	63,840
Series B, 7.75%		8,886	176,654
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	205,970
Series C, 8.875%		10,582	253,439
Series D, 8.50%		8,486	191,784
Series E, 8.75%		13,700	309,483
Pebblebrook Hotel Trust:
Series B, 8.00%		7,600	195,928
Series C, 6.50%		7,058	179,838
Pennsylvania (REIT) 7.375%		4,082	105,030
Prologis, Inc. Series Q, 8.54%		3,700	237,956
PS Business Parks, Inc.:
Series S, 6.45%		1,800	46,440
Series T, 6.00%		5,100	131,631
Series U, 5.75%		6,700	170,113
Public Storage 6.375%		4,000	111,440
RAIT Financial Trust:
7.125%		12,402	282,766
7.625%		8,860	175,960
Regency Centers Corp. Series 6, 6.625%		2,300	59,823
Saul Centers, Inc. Series C, 6.875%		14,926	396,285
Stag Industrial, Inc. Series A, 9.00%		18,461	479,986
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	255,502
Series C, 7.125%		6,788	175,877
Sun Communities, Inc. Series A, 7.125%		15,940	416,034
Taubman Centers, Inc. Series K, 6.25%		4,319	109,573
Terreno Realty Corp. Series A, 7.75%		5,000	129,750
UMH Properties, Inc. Series A, 8.25%		14,000	361,200
Urstadt Biddle Properties, Inc. 6.75%		6,500	170,950
VEREIT, Inc. Series F, 6.70%		54,923	1,391,200
Wells Fargo Real Estate Investment Corp. 6.375%		4,400	118,492
WP Glimcher, Inc.:
6.875%		702	17,796
7.50%		2,898	75,348
			19,351,698
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	191,156
TOTAL FINANCIALS			19,542,854
TOTAL PREFERRED STOCKS
(Cost $28,194,050)			20,316,985
		Principal Amount(a)	Value

Bank Loan Obligations - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)		313,144	288,405
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)		162,112	131,819
Cooper Hotel Group 12% 11/6/17		985,302	1,034,567
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (d)		75,000	74,125
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (d)		222,283	218,022
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)		44,207	43,101
			1,790,039
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)		390,666	391,056

TOTAL CONSUMER DISCRETIONARY			2,181,095

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5.125% 8/25/19 (d)		228,000	227,715
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (d)		156,987	153,062
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
CityCenter 8.74% 7/12/16 (d)		1,388,065	1,388,065
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (d)		14,026	13,885
			1,401,950
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (d)		205,870	200,981

TOTAL FINANCIALS			1,602,931

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)		308,679	298,070
UTILITIES - 0.1%
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)		412,989	400,083
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (d)		98,750	90,109
			490,192
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,014,621)			4,953,065
		Shares	Value

Equity Funds - 24.5%
Fidelity Commodity Strategy Central Fund (h)
(Cost $421,125,329)		34,538,485	204,813,215

Fixed-Income Funds - 26.0%
Fidelity Floating Rate Central Fund (h)
(Cost $229,056,610)		2,218,805	216,866,001
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b) (Cost $594,368)		500,000	250
		Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.39% (i)		5,604,657	5,604,657
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)		131,250	131,250
TOTAL MONEY MARKET FUNDS
(Cost $5,735,907)			5,735,907
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,051,631,210)			832,580,370
NET OTHER ASSETS (LIABILITIES) - 0.3%			2,806,050
NET ASSETS - 100%			$835,386,420

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,172,037 or 2.5% of net assets.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,300,628 or 1.0% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,404
Fidelity Commodity Strategy Central Fund	189,860
Fidelity Floating Rate Central Fund	6,531,625
Fidelity Securities Lending Cash Central Fund	4
Total	$6,733,893

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$250,114,753	$3,505,400	$21,910,542	$204,813,215	37.9%
Fidelity Floating Rate Central Fund	280,596,318	--	51,995,926	216,866,001	15.1%
Total	$530,711,071	$3,505,400	$73,906,468	$421,679,216

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,217,192	$916,564	$--	$8,300,628
Financials	133,659,811	132,421,731	1,238,077	3
Corporate Bonds	13,841,755	--	13,841,755	--
U.S. Government and Government Agency Obligations	220,538,384	--	220,538,384	--
Asset-Backed Securities	5,007,542	--	2,878,292	2,129,250
Collateralized Mortgage Obligations	338,642	--	322,552	16,090
Commercial Mortgage Securities	17,608,606	--	13,950,494	3,658,112
Bank Loan Obligations	4,953,065	--	2,516,548	2,436,517
Equity Funds	204,813,215	204,813,215	--	--
Fixed-Income Funds	216,866,001	216,866,001	--	--
Preferred Securities	250	--	--	250
Money Market Funds	5,735,907	5,735,907	--	--
Total Investments in Securities:	$832,580,370	$560,753,418	$255,286,102	$16,540,850

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Discretionary
Beginning Balance	$9,633,078
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,332,450)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,300,628
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(1,332,450)
Other Investments in Securities
Beginning Balance	$10,446,296
Net Realized Gain (Loss) on Investment Securities	225,949
Net Unrealized Gain (Loss) on Investment Securities	(664,149)
Cost of Purchases	2,525
Proceeds of Sales	(1,349,036)
Amortization/Accretion	175,587
Transfers into Level 3	203,543
Transfers out of Level 3	(800,493)
Ending Balance	$8,240,222
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(321,863)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (including securities loaned of $129,000) — See accompanying schedule: Unaffiliated issuers (cost $395,713,364)	$405,165,247
Fidelity Central Funds (cost $655,917,846)	427,415,123
Total Investments (cost $1,051,631,210)		$832,580,370
Cash		27,847
Receivable for investments sold		3,571,055
Receivable for fund shares sold		283,670
Dividends receivable		668,196
Interest receivable		1,024,719
Distributions receivable from Fidelity Central Funds		992,355
Prepaid expenses		1,190
Other receivables		2,577
Total assets		839,151,979
Liabilities
Payable for investments purchased	$2,297,021
Payable for fund shares redeemed	673,479
Accrued management fee	387,660
Distribution and service plan fees payable	44,052
Other affiliated payables	145,428
Other payables and accrued expenses	86,669
Collateral on securities loaned, at value	131,250
Total liabilities		3,765,559
Net Assets		$835,386,420
Net Assets consist of:
Paid in capital		$1,299,627,251
Undistributed net investment income		2,503,413
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(247,693,681)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(219,050,563)
Net Assets		$835,386,420
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($60,075,358 ÷ 7,148,003 shares)		$8.40
Maximum offering price per share (100/96.00 of $8.40)		$8.75
Class T:
Net Asset Value and redemption price per share ($12,761,361 ÷ 1,516,592 shares)		$8.41
Maximum offering price per share (100/96.00 of $8.41)		$8.76
Class B:
Net Asset Value and offering price per share ($997,595 ÷ 119,094 shares)(a)		$8.38
Class C:
Net Asset Value and offering price per share ($33,427,375 ÷ 4,019,492 shares)(a)		$8.32
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($492,712,683 ÷ 58,375,708 shares)		$8.44
Class I:
Net Asset Value, offering price and redemption price per share ($235,412,048 ÷ 27,946,675 shares)		$8.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016
Investment Income
Dividends		$2,819,924
Interest		836,421
Income from Fidelity Central Funds		6,733,893
Total income		10,390,238
Expenses
Management fee	$2,599,233
Transfer agent fees	753,667
Distribution and service plan fees	288,375
Accounting and security lending fees	198,288
Custodian fees and expenses	14,214
Independent trustees' compensation	2,069
Registration fees	32,984
Audit	97,878
Legal	2,536
Miscellaneous	5,766
Total expenses before reductions	3,995,010
Expense reductions	(5,631)	3,989,379
Net investment income (loss)		6,400,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,164,842
Fidelity Central Funds	(8,113,205)
Foreign currency transactions	(415)
Total net realized gain (loss)		(4,948,778)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,908,788)
Assets and liabilities in foreign currencies	372
Total change in net unrealized appreciation (depreciation)		(12,908,416)
Net gain (loss)		(17,857,194)
Net increase (decrease) in net assets resulting from operations		$(11,456,335)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,400,859	$18,347,040
Net realized gain (loss)	(4,948,778)	16,093,140
Change in net unrealized appreciation (depreciation)	(12,908,416)	(103,502,088)
Net increase (decrease) in net assets resulting from operations	(11,456,335)	(69,061,908)
Distributions to shareholders from net investment income	(10,889,336)	(18,819,862)
Distributions to shareholders from net realized gain	(1,163,677)	(4,372,630)
Total distributions	(12,053,013)	(23,192,492)
Share transactions - net increase (decrease)	(190,132,348)	(63,471,823)
Redemption fees	8,622	30,782
Total increase (decrease) in net assets	(213,633,074)	(155,695,441)
Net Assets
Beginning of period	1,049,019,494	1,204,714,935
End of period (including undistributed net investment income of $2,503,413 and undistributed net investment income of $6,991,890, respectively)	$835,386,420	$1,049,019,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class A

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.55	$9.25	$9.31	$9.78	$9.20	$9.08
Income from Investment Operations
Net investment income (loss)A	.049	.124	.173	.188	.178	.233
Net realized and unrealized gain (loss)	(.109)	(.668)	.004	(.452)	.940	.101
Total from investment operations	(.060)	(.544)	.177	(.264)	1.118	.334
Distributions from net investment income	(.080)	(.124)	(.169)	(.177)	(.128)B	(.214)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.090)	(.156)	(.237)	(.207)	(.538)	(.214)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.40	$8.55	$9.25	$9.31	$9.78	$9.20
Total ReturnD,E,F	(.71)%	(5.98)%	1.91%	(2.72)%	12.66%	3.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.05%	1.05%	1.04%	1.04%	1.01%
Expenses net of fee waivers, if any	1.06%I	1.05%	1.05%	1.04%	1.03%	1.01%
Expenses net of all reductions	1.06%I	1.05%	1.05%	1.03%	1.03%	1.01%
Net investment income (loss)	1.18%I	1.37%	1.83%	1.96%	1.88%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$60,075	$78,112	$123,091	$169,170	$222,335	$219,906
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class T

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.56	$9.27	$9.32	$9.79	$9.21	$9.09
Income from Investment Operations
Net investment income (loss)A	.048	.122	.172	.187	.177	.232
Net realized and unrealized gain (loss)	(.109)	(.677)	.015	(.451)	.940	.099
Total from investment operations	(.061)	(.555)	.187	(.264)	1.117	.331
Distributions from net investment income	(.079)	(.123)	(.169)	(.177)	(.127)B	(.211)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.089)	(.155)	(.237)	(.207)	(.537)	(.211)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.41	$8.56	$9.27	$9.32	$9.79	$9.21
Total ReturnD,E,F	(.72)%	(6.08)%	2.02%	(2.72)%	12.62%	3.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.07%	1.06%	1.05%	1.05%	1.02%
Expenses net of fee waivers, if any	1.09%I	1.07%	1.06%	1.05%	1.04%	1.01%
Expenses net of all reductions	1.09%I	1.07%	1.06%	1.05%	1.04%	1.01%
Net investment income (loss)	1.15%I	1.35%	1.82%	1.94%	1.87%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$12,761	$14,805	$21,127	$25,281	$30,648	$29,038
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class B

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$9.22	$9.28	$9.74	$9.16	$9.03
Income from Investment Operations
Net investment income (loss)A	.020	.064	.109	.119	.111	.162
Net realized and unrealized gain (loss)	(.105)	(.670)	.009	(.444)	.940	.099
Total from investment operations	(.085)	(.606)	.118	(.325)	1.051	.261
Distributions from net investment income	(.046)	(.062)	(.110)	(.106)	(.061)B	(.131)
Distributions from net realized gain	(.009)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.055)	(.094)	(.178)	(.136)	(.471)	(.131)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.38	$8.52	$9.22	$9.28	$9.74	$9.16
Total ReturnD,E,F	(1.01)%	(6.64)%	1.28%	(3.35)%	11.89%	2.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.71%	1.73%	1.77%	1.77%	1.74%
Expenses net of fee waivers, if any	1.75%I	1.71%	1.73%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.75%I	1.71%	1.72%	1.74%	1.73%	1.73%
Net investment income (loss)	.49%I	.71%	1.16%	1.25%	1.18%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$998	$1,508	$3,074	$4,263	$5,743	$6,587
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class C

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$9.16	$9.22	$9.69	$9.12	$8.99
Income from Investment Operations
Net investment income (loss)A	.017	.054	.101	.113	.105	.158
Net realized and unrealized gain (loss)	(.103)	(.665)	.011	(.449)	.933	.107
Total from investment operations	(.086)	(.611)	.112	(.336)	1.038	.265
Distributions from net investment income	(.046)	(.057)	(.104)	(.105)	(.058)B	(.135)
Distributions from net realized gain	(.008)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.054)	(.089)	(.172)	(.135)	(.468)	(.135)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.32	$8.46	$9.16	$9.22	$9.69	$9.12
Total ReturnD,E,F	(1.03)%	(6.73)%	1.22%	(3.48)%	11.80%	2.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.82%	1.81%	1.80%	1.81%	1.77%
Expenses net of fee waivers, if any	1.83%I	1.82%	1.81%	1.80%	1.80%	1.76%
Expenses net of all reductions	1.83%I	1.82%	1.80%	1.80%	1.80%	1.76%
Net investment income (loss)	.41%I	.61%	1.08%	1.19%	1.12%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$33,427	$41,339	$68,666	$86,037	$94,134	$89,790
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.59	$9.30	$9.36	$9.83	$9.24	$9.13
Income from Investment Operations
Net investment income (loss)A	.060	.147	.201	.216	.212	.262
Net realized and unrealized gain (loss)	(.107)	(.674)	.005	(.451)	.941	.098
Total from investment operations	(.047)	(.527)	.206	(.235)	1.153	.360
Distributions from net investment income	(.093)	(.151)	(.198)	(.206)	(.154)B	(.250)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.103)	(.183)	(.266)	(.236)	(.564)	(.250)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	.001	–C
Net asset value, end of period	$8.44	$8.59	$9.30	$9.36	$9.83	$9.24
Total ReturnD,E	(.55)%	(5.77)%	2.22%	(2.41)%	13.03%	3.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.76%	.76%	.75%	.72%
Expenses net of fee waivers, if any	.80%H	.79%	.76%	.75%	.73%	.71%
Expenses net of all reductions	.80%H	.79%	.76%	.75%	.73%	.71%
Net investment income (loss)	1.44%H	1.63%	2.12%	2.24%	2.18%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$492,713	$543,473	$620,530	$679,780	$649,200	$3,541,743
Portfolio turnover rateI	12%H	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class I

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.57	$9.28	$9.34	$9.81	$9.22	$9.11
Income from Investment Operations
Net investment income (loss)A	.060	.148	.194	.208	.202	.258
Net realized and unrealized gain (loss)	(.107)	(.676)	.005	(.450)	.947	.099
Total from investment operations	(.047)	(.528)	.199	(.242)	1.149	.357
Distributions from net investment income	(.093)	(.150)	(.191)	(.199)	(.150)B	(.247)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.103)	(.182)	(.259)	(.229)	(.560)	(.247)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	.001	–C
Net asset value, end of period	$8.42	$8.57	$9.28	$9.34	$9.81	$9.22
Total ReturnD,E	(.56)%	(5.80)%	2.15%	(2.49)%	13.01%	3.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.82%	.83%	.81%	.76%
Expenses net of fee waivers, if any	.79%H	.79%	.82%	.83%	.80%	.76%
Expenses net of all reductions	.79%H	.79%	.82%	.82%	.80%	.75%
Net investment income (loss)	1.45%H	1.64%	2.06%	2.17%	2.12%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$235,412	$369,782	$368,227	$432,942	$343,822	$813,551
Portfolio turnover rateI	12%H	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$ 2,129,250	Discounted cash flow	Yield	4.5% - 15.0% / 6.6%	Decrease
			Spread	5.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market observation	Evaluated bid	$62.50	Increase
Commercial Mortgage Securities	$181,659	Discounted cash flow	Spread	8.2%	Decrease
Collateralized Mortgage Obligations	$16,090	Discounted cash flow	Yield	9.0% - 10.0% / 9.7%	Decrease
Equities	$8,300,631	Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Price to book value multiple	1.0	Increase
Preferred Securities	$250	Expected distribution	Recovery rate	0.1%	Increase
Bank Loan Obligations	$2,422,632	Discounted cash flow	Yield	8.4% - 8.8% / 8.6%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$30,119,061
Gross unrealized depreciation	(252,999,843)
Net unrealized appreciation (depreciation) on securities	$(222,880,782)
Tax cost	$1,055,461,152

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(216,385,352)
2018	(2,428,473)
Total capital loss carryforward	$(218,813,825)

Due to large redemptions in a prior period, $218,813,825 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $29,249,468 and $147,322,818, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$83,876	$–
Class T	-%	.25%	16,523	–
Class B	.65%	.25%	5,353	3,866
Class C	.75%	.25%	182,623	2,358
			$288,375	$6,224

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,402
Class T	492
Class B(a)	452
Class C(a)	891
$3,237

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$58,167.17
Class T	13,670.21
Class B	1,350.23
Class C	35,557.19
Strategic Real Return	412,595.16
Class I	232,328.15
	$ 753,667

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $376 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,073 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$40

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,648 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,943.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class A	$710,558	$1,541,179
Class T	134,813	266,445
Class B	8,066	20,532
Class C	223,747	399,563
Strategic Real Return	5,849,764	10,148,841
Class I	3,962,388	6,443,302
Total	$10,889,336	$18,819,862
From net realized gain
Class A	$82,857	$409,296
Class T	16,253	71,347
Class B	1,355	10,521
Class C	36,188	219,185
Strategic Real Return	616,410	2,235,667
Class I	410,614	1,426,614
Total	$1,163,677	$4,372,630

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class A
Shares sold	293,564	792,457	$2,438,734	$7,173,866
Reinvestment of distributions	90,428	204,927	768,264	1,867,520
Shares redeemed	(2,368,424)	(5,165,680)	(19,634,984)	(46,459,304)
Net increase (decrease)	(1,984,432)	(4,168,296)	$(16,427,986)	$(37,417,918)
Class T
Shares sold	51,810	92,248	$426,941	$838,626
Reinvestment of distributions	16,842	34,729	143,323	316,890
Shares redeemed	(280,805)	(678,150)	(2,332,073)	(6,111,651)
Net increase (decrease)	(212,153)	(551,173)	$(1,761,809)	$(4,956,135)
Class B
Shares sold	24	4,709	$206	$43,111
Reinvestment of distributions	1,043	3,042	8,912	27,747
Shares redeemed	(58,985)	(164,292)	(486,660)	(1,465,486)
Net increase (decrease)	(57,918)	(156,541)	$(477,542)	$(1,394,628)
Class C
Shares sold	98,877	283,704	$806,328	$2,549,624
Reinvestment of distributions	28,879	64,021	245,099	580,650
Shares redeemed	(994,375)	(2,959,897)	(8,142,371)	(26,445,539)
Net increase (decrease)	(866,619)	(2,612,172)	$(7,090,944)	$(23,315,265)
Strategic Real Return
Shares sold	3,219,918	18,417,237	$26,818,410	$167,991,088
Reinvestment of distributions	730,624	1,296,635	6,222,907	11,849,123
Shares redeemed	(8,831,264)	(23,187,029)	(73,226,803)	(209,655,659)
Net increase (decrease)	(4,880,722)	(3,473,157)	$(40,185,486)	$(29,815,448)
Class I
Shares sold	2,721,028	13,765,382	$22,558,402	$125,407,016
Reinvestment of distributions	501,711	769,841	4,265,965	7,012,015
Shares redeemed	(18,403,101)	(11,091,482)	(151,012,948)	(98,991,460)
Net increase (decrease)	(15,180,362)	3,443,741	$(124,188,581)	$33,427,571

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2016 and for the year ended September 30, 2015, and the financial highlights for the six months ended March 31, 2016 and for each of the five years in the period then ended September 30, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended March 31, 2016 and for the year ended September 30, 2015, and the financial highlights for the six months ended March 31, 2016 and for each of the five years in the period then ended September 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period October 1, 2015 to March 31, 2016-B
Class A	1.06%
Actual		$1,000.00	$992.90	$5.28
Hypothetical-C		$1,000.00	$1,019.70	$5.35
Class T	1.09%
Actual		$1,000.00	$992.80	$5.43
Hypothetical-C		$1,000.00	$1,019.55	$5.50
Class B	1.75%
Actual		$1,000.00	$989.90	$8.71
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class C	1.83%
Actual		$1,000.00	$989.70	$9.10
Hypothetical-C		$1,000.00	$1,015.85	$9.22
Strategic Real Return	.80%
Actual		$1,000.00	$994.50	$3.99
Hypothetical-C		$1,000.00	$1,021.00	$4.04
Class I	.79%
Actual		$1,000.00	$994.40	$3.94
Hypothetical-C		$1,000.00	$1,021.05	$3.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .06%.

 C 5% return per year before expenses

ARRSI-SANN-0516
1.814976.110

Fidelity® Strategic Real Return Fund Semi-Annual Report March 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2016
Commodity-Linked Notes and related investments*	24.5%
Inflation-Protected Investments	26.4%
Floating Rate High Yield**	26.0%
Real Estate Related Investments	22.1%
Cash & Cash Equivalents	0.7%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

As of September 30, 2015
Commodity Related Investments*	23.9%
Inflation-Protected Investments	26.9%
Floating Rate High Yield**	26.8%
Real Estate Related Investments	21.1%
Cash & Cash Equivalents	1.2%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	26.4%
AAA	0.1%
AA	0.3%
A	0.3%
BBB	1.6%
BB and Below	25.6%
Not Rated	1.7%
Equities*	41.7%
Short-Term Investments and Net Other Assets	2.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.5%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	26.9%
AA	0.3%
A	0.2%
BBB	1.6%
BB and Below	27.5%
Not Rated	1.8%
Equities*	39.6%
Short-Term Investments and Net Other Assets	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *,**
Stocks	17.2%
U.S. Government and U.S. Government Agency Obligations	26.4%
Corporate Bonds	2.0%
Asset-Backed Securities	0.6%
Bank Loan Obligations	24.9%
CMOs and Other Mortgage Related Securities	2.1%
Other Investments***	24.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 3.5%

 ** U.S. Treasury Inflation-Indexed Securities - 26.4%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.5%

As of September 30, 2015 *,**
Stocks	15.7%
U.S. Government and U.S. Government Agency Obligations	26.9%
Corporate Bonds	2.5%
Asset-Backed Securities	0.8%
Bank Loan Obligations	26.3%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	23.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.1%

 ** U.S. Treasury Inflation-Indexed Securities - 26.9%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments March 31, 2016

Showing Percentage of Net Assets

Corporate Bonds - 1.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$624,019
Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	221,238
Colony Starwood Homes 4.5% 10/15/17		70,000	71,794
RAIT Financial Trust 4% 10/1/33		1,240,000	1,032,300
Redwood Trust, Inc. 4.625% 4/15/18		350,000	327,688
Resource Capital Corp.:
6% 12/1/18		120,000	110,100
8% 1/15/20		360,000	342,180
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	100,625
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	118,350
			2,324,275
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	935,550
TOTAL FINANCIALS			3,883,844
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		509,126	597,597
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	209,100
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	159,300
Calatlantic Group, Inc. 5.875% 11/15/24		120,000	126,300
D.R. Horton, Inc. 6.5% 4/15/16		189,000	189,000
KB Home:
8% 3/15/20		140,000	146,650
9.1% 9/15/17		205,000	220,888
Meritage Homes Corp. 7% 4/1/22		470,000	500,550
Ryland Group, Inc. 8.4% 5/15/17		129,000	137,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	134,400
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	287,304
			2,110,555
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	46,856
TOTAL CONSUMER DISCRETIONARY			2,755,008
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	54,725
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	105,525
DDR Corp. 7.5% 7/15/18		563,000	622,594
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	314,250
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	174,112
Hospitality Properties Trust:
5.625% 3/15/17		292,000	301,633
6.7% 1/15/18		189,000	198,502
iStar Financial, Inc.:
7.125% 2/15/18		265,000	268,313
9% 6/1/17		395,000	410,800
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	507,833
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	177,650
Omega Healthcare Investors, Inc. 4.5% 4/1/27		83,000	79,062
Potlatch Corp. 7.5% 11/1/19		189,000	202,230
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	221,282
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	117,652
4.75% 5/1/24		163,000	157,946
6.75% 4/15/20		134,000	147,529
			4,061,638
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	189,000
CBRE Group, Inc.:
5% 3/15/23		270,000	276,135
5.25% 3/15/25		120,000	123,726
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)		570,000	567,150
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	339,825
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	107,525
Mid-America Apartments LP 6.05% 9/1/16		284,000	288,692
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		190,000	195,225
Regency Centers LP 5.875% 6/15/17		93,000	97,500
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	147,968
			2,332,746
Thrifts & Mortgage Finance - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	217,800
Ocwen Financial Corp. 6.625% 5/15/19		390,000	306,150
			523,950
TOTAL FINANCIALS			6,918,334
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	120,600
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	163,969

TOTAL NONCONVERTIBLE BONDS			9,957,911

TOTAL CORPORATE BONDS
(Cost $14,070,910)			13,841,755

U.S. Treasury Inflation-Protected Obligations - 26.4%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,740,162	$4,462,806
0.75% 2/15/42		8,282,992	8,062,156
0.75% 2/15/45		4,290,974	4,163,321
1.375% 2/15/44		2,264,873	2,542,062
1.75% 1/15/28		2,121,531	2,463,317
2% 1/15/26		7,350,620	8,617,428
2.125% 2/15/40		645,621	826,580
2.125% 2/15/41		1,954,903	2,522,510
2.375% 1/15/25		13,698,626	16,331,757
2.375% 1/15/27		9,146,993	11,187,527
2.5% 1/15/29		1,145,412	1,440,993
3.625% 4/15/28		5,232,266	7,215,465
3.875% 4/15/29		5,983,655	8,579,582
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		2,712,008	2,743,886
0.125% 4/15/18		10,915,185	11,112,841
0.125% 4/15/19		5,055,400	5,166,555
0.125% 4/15/20		1,719,856	1,757,346
0.125% 1/15/22		19,364,875	19,676,776
0.125% 7/15/22		3,657,317	3,725,758
0.125% 1/15/23		9,750,800	9,844,464
0.125% 7/15/24		11,600,000	11,629,765
0.375% 7/15/23		11,300,244	11,655,413
0.625% 7/15/21		8,904,461	9,356,630
0.625% 1/15/24		4,213,786	4,392,940
0.625% 1/15/26		1,800,000	1,878,198
1.125% 1/15/21		3,384,469	3,620,673
1.25% 7/15/20		969,024	1,042,666
1.375% 7/15/18		5,974,513	6,307,024
1.375% 1/15/20		4,150,095	4,445,869
1.625% 1/15/18		3,259,196	3,409,245
1.875% 7/15/19		3,500,725	3,808,019
2.125% 1/15/19		16,750,826	18,092,086
2.625% 7/15/17		8,028,062	8,456,726
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $214,016,167)			220,538,384

Asset-Backed Securities - 0.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$334,310
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	95,833
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	218,675
Class XS, 0% 10/17/45 (b)(c)		146,388	0
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		743,650	745,658
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	259,967
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	391,865
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		288,757	143,657
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		201,762	209,606
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.1793% 6/17/31 (b)(d)		140,000	131,826
Series 2014-SFR3:
Class E, 4.932% 12/17/31 (b)(d)		160,000	157,839
Class F, 5.432% 12/17/31 (b)(d)		100,000	97,181
Series 2015-SFR2 Class E, 3.5793% 6/17/32 (b)(d)		100,000	93,575
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		667,043	436,787
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	37,600
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.979% 1/17/32 (b)(d)		149,000	141,957
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.2706% 2/5/36 (b)(d)		333,736	33
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(d)		598,667	573,673
Class F, 2.3276% 11/21/40 (b)(d)		1,500,000	937,500
TOTAL ASSET-BACKED SECURITIES
(Cost $5,382,796)			5,007,542

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8389% 1/25/19 (b)(d)		8,417	5,405
Class B4, 4.8389% 1/25/19 (b)(d)		19,878	10,685
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3545% 12/25/46(b)(d)		189,000	205,366
Series 2010-K7 Class B, 5.4407% 4/25/20 (b)(d)		95,000	104,005
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		13,020	13,181
TOTAL PRIVATE SPONSOR
(Cost $302,526)			338,642

Commercial Mortgage Securities - 2.1%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3382% 11/10/42 (d)		66,973	66,899
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (b)(d)		126,000	110,044
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.4668% 3/11/39 (d)		568,000	553,335
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.436% 11/15/19 (b)(d)		150,000	146,250
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.427% 2/15/31 (b)(d)		231,000	217,313
Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(d)		191,000	180,784
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		379,000	391,446
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1042% 9/10/46 (b)(d)		250,000	225,115
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(d)	CAD	1,605,000	1,226,683
Class G, 5.01% 5/15/44 (b)(d)	CAD	351,000	264,782
Class H, 5.01% 5/15/44 (b)(d)	CAD	235,000	173,968
Class J, 5.01% 5/15/44 (b)(d)	CAD	235,000	168,865
Class K, 5.01% 5/15/44 (b)(d)	CAD	118,000	83,548
Class L, 5.01% 5/15/44 (b)(d)	CAD	421,000	289,470
Class M, 5.01% 5/15/44 (b)(d)	CAD	1,927,737	1,269,137
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	175,921
Series 2013-CR10 Class D, 4.7905% 8/10/46 (b)(d)		200,000	176,644
Series 2013-CR12 Class D, 5.084% 10/10/46 (b)(d)		250,000	230,295
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.9424% 5/10/43 (b)(d)		200,000	199,575
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		223,000	201,381
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		62,129	62,577
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		100,000	93,098
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6461% 11/10/46 (b)(d)		580,000	602,369
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5764% 12/25/43 (c)(d)		1,156,048	127,335
Series K012 Class X3, 2.2509% 1/25/41 (c)(d)		654,167	61,637
Series K013 Class X3, 2.8135% 1/25/43 (c)(d)		1,124,000	130,197
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (b)(d)		139,000	130,242
Class FFX, 3.3822% 12/15/19 (b)(d)		244,000	224,330
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)		87,703	90,885
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)		153,000	128,627
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (d)		500,000	523,539
Class D, 5.7229% 5/10/45 (b)(d)		500,000	482,389
Series 2012-GCJ9 Class D, 4.854% 11/10/45 (b)(d)		157,000	143,372
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	181,659
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 5.2216% 11/5/30 (b)(d)		200,000	199,767
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (b)(d)		641,000	747,547
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		284,000	319,858
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	105,639
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 4.036% 6/15/29 (b)(d)		319,000	297,376
Class F, 4.436% 6/15/29 (b)(d)		357,000	331,176
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8717% 6/15/38 (d)		589,000	587,705
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 4.9367% 1/20/41 (b)(d)		192,000	172,509
Mach One Trust LLC Series 2004-1A Class H, 6.0561% 5/28/40 (b)(d)		9,619	9,566
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7662% 10/15/46 (b)(d)		250,000	229,860
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	890,761
Series 1997-RR Class F, 7.4213% 4/30/39 (b)(d)		32,683	31,866
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		340,757	341,145
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	770,832
Series 2011-C2:
Class D, 5.3106% 6/15/44 (b)(d)		358,000	381,754
Class E, 5.3106% 6/15/44 (b)(d)		454,000	467,352
Class F, 5.3106% 6/15/44 (b)(d)		343,000	329,721
Class XB, 0.4616% 6/15/44 (b)(c)(d)		12,067,221	293,532
Series 2011-C3 Class G, 5.1783% 7/15/49 (b)(d)		111,000	93,826
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	123,889
Class F, 5% 2/5/30 (b)		358,000	329,692
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		278,802	356,002
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		474,000	476,722
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5343% 5/10/45 (b)(d)		120,000	120,164
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.179% 3/15/45 (b)(d)		220,000	166,515
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.447% 11/15/29 (b)(d)		111,676	100,119
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $17,161,597)			17,608,606
		Shares	Value

Common Stocks - 14.7%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.		40,700	916,564
Household Durables - 1.0%
Stanley Martin Communities LLC Class B (e)(f)		6,300	8,300,628

TOTAL CONSUMER DISCRETIONARY			9,217,192

FINANCIALS - 13.6%
Capital Markets - 0.1%
Ellington Financial LLC		26,300	458,146
Real Estate Investment Trusts - 13.5%
Acadia Realty Trust (SBI)		99,944	3,511,033
Alexandria Real Estate Equities, Inc.		8,635	784,835
American Campus Communities, Inc.		2,400	113,016
American Tower Corp.		5,900	603,983
Annaly Capital Management, Inc.		31,000	318,060
Anworth Mortgage Asset Corp.		37,300	173,818
Apartment Investment & Management Co. Class A		26,000	1,087,320
Arbor Realty Trust, Inc.		47,400	320,898
Ashford Hospitality Prime, Inc.		25,200	294,084
AvalonBay Communities, Inc.		16,659	3,168,542
Boston Properties, Inc.		36,001	4,575,007
Brixmor Property Group, Inc.		11,400	292,068
Care Capital Properties, Inc.		2,779	74,588
CBL & Associates Properties, Inc.		58,770	699,363
Cedar Shopping Centers, Inc.		120,823	873,550
Chesapeake Lodging Trust		9,900	261,954
Community Healthcare Trust, Inc.		8,200	151,618
Coresite Realty Corp.		3,700	259,037
Cousins Properties, Inc.		52,700	547,026
CYS Investments, Inc.		39,180	318,925
DCT Industrial Trust, Inc.		59,475	2,347,478
Douglas Emmett, Inc.		7,500	225,825
DuPont Fabros Technology, Inc.		42,400	1,718,472
Dynex Capital, Inc.		68,000	452,200
Empire State Realty Trust, Inc.		95,600	1,675,868
Equity Lifestyle Properties, Inc.		68,599	4,989,205
Equity Residential (SBI)		33,713	2,529,486
Essex Property Trust, Inc.		15,272	3,571,510
Extra Space Storage, Inc.		51,700	4,831,882
Federal Realty Investment Trust (SBI)		17,396	2,714,646
FelCor Lodging Trust, Inc.		190,300	1,545,236
First Potomac Realty Trust		42,409	384,226
Five Oaks Investment Corp.		2,900	16,240
Forest City Realty Trust, Inc.		76,331	1,609,821
Gaming & Leisure Properties		1,300	40,196
General Growth Properties, Inc.		54,300	1,614,339
Hatteras Financial Corp.		20,300	290,290
Healthcare Realty Trust, Inc.		70,700	2,183,923
Host Hotels & Resorts, Inc.		108,281	1,808,293
Invesco Mortgage Capital, Inc.		9,000	109,620
Kite Realty Group Trust		21,983	609,149
Lexington Corporate Properties Trust (g)		150,500	1,294,300
Liberty Property Trust (SBI)		17,900	598,934
Mack-Cali Realty Corp.		120,740	2,837,390
MFA Financial, Inc.		474,666	3,251,462
Mid-America Apartment Communities, Inc.		40,800	4,170,168
Monmouth Real Estate Investment Corp. Class A		14,200	168,838
National Retail Properties, Inc.		7,700	355,740
New Senior Investment Group, Inc.		54,432	560,650
New York (REIT), Inc.		21,800	220,180
Newcastle Investment Corp.		54,932	237,856
NorthStar Realty Finance Corp.		2,750	36,080
Parkway Properties, Inc.		71,800	1,124,388
Pennsylvania Real Estate Investment Trust (SBI)		11,500	251,275
Potlatch Corp.		14,900	469,350
Prologis, Inc.		20,277	895,838
Public Storage		16,134	4,450,241
Ramco-Gershenson Properties Trust (SBI)		41,600	750,048
Sabra Health Care REIT, Inc.		68,000	1,366,120
Select Income REIT		13,866	319,611
Senior Housing Properties Trust (SBI)		81,600	1,459,824
Simon Property Group, Inc.		49,473	10,275,047
SL Green Realty Corp.		14,819	1,435,665
Store Capital Corp.		18,600	481,368
Sun Communities, Inc.		20,650	1,478,747
Taubman Centers, Inc.		7,700	548,471
Terreno Realty Corp.		67,367	1,579,756
The Macerich Co.		11,500	911,260
Two Harbors Investment Corp.		66,500	528,010
UDR, Inc.		87,600	3,375,228
Urban Edge Properties		91,973	2,376,582
Ventas, Inc.		99,647	6,273,775
VEREIT, Inc.		91,800	814,266
Vornado Realty Trust		3,547	334,943
Welltower, Inc.		22,725	1,575,752
Weyerhaeuser Co.		12,000	371,760
WP Carey, Inc.		24,700	1,537,328
WP Glimcher, Inc.		15,100	143,299
			112,556,180
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.		15,000	328,500

TOTAL FINANCIALS			113,342,826

TOTAL COMMON STOCKS
(Cost $110,976,329)			122,560,018

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust Series C, 6.50%		15,900	774,131
Nonconvertible Preferred Stocks - 2.3%
FINANCIALS - 2.3%
Real Estate Investment Trusts - 2.3%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	448,166
8.25%		500	11,715
American Capital Agency Corp. Series B, 7.75%		8,000	196,000
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	150,226
American Home Mortgage Investment Corp.:
Series A, 9.75% (e)		81,500	1
Series B, 9.25% (e)		233,544	2
American Homes 4 Rent:
Series A, 5.00%		24,600	651,654
Series B, 5.00%		6,720	185,808
Series C, 5.50%		22,592	593,040
Annaly Capital Management, Inc.:
Series A, 7.875%		25,200	639,324
Series C, 7.625%		2,324	57,449
Series D, 7.50%		13,671	332,752
Anworth Mortgage Asset Corp. Series A, 8.625%		29,700	742,500
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%		13,174	332,117
Apollo Residential Mortgage, Inc. Series A, 8.00%		11,647	262,873
Arbor Realty Trust, Inc.:
7.375%		12,320	307,014
Series A, 8.25%		8,989	214,837
Armour Residential REIT, Inc. Series B, 7.875%		5,645	117,472
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,347	256,088
Series E, 6.625%		3,000	71,970
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	308,291
Chesapeake Lodging Trust Series A, 7.75%		4,050	106,394
Colony Financial, Inc. 7.125%		5,900	130,272
Coresite Realty Corp. Series A, 7.25%		14,176	368,576
CYS Investments, Inc. Series A, 7.75%		2,162	50,937
DDR Corp. Series K, 6.25%		5,623	146,254
Digital Realty Trust, Inc. Series G, 5.875%		6,286	157,653
Dynex Capital, Inc.:
Series A, 8.50%		20,755	497,705
Series B, 7.625%		10,545	234,626
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	774,316
Essex Property Trust, Inc. Series H, 7.125%		1,900	47,481
First Potomac Realty Trust 7.75%		14,443	368,297
General Growth Properties, Inc. Series A, 6.375%		3,847	99,637
Hatteras Financial Corp. Series A, 7.625%		16,340	379,905
Inland Real Estate Corp. Series B, 6.95%		9,000	225,990
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	146,082
Series B, 7.75%		21,900	486,399
iStar Financial, Inc.:
Series E, 7.875%		5,011	109,741
Series F, 7.80%		18,316	413,026
Series G, 7.65%		6,000	135,300
LaSalle Hotel Properties Series I, 6.375%		4,963	126,557
MFA Financial, Inc.:
8.00%		11,262	287,406
Series B, 7.50%		44,227	1,092,407
National Retail Properties, Inc. Series D, 6.625%		3,500	91,350
New York Mortgage Trust, Inc.:
7.875%		3,200	63,840
Series B, 7.75%		8,886	176,654
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	205,970
Series C, 8.875%		10,582	253,439
Series D, 8.50%		8,486	191,784
Series E, 8.75%		13,700	309,483
Pebblebrook Hotel Trust:
Series B, 8.00%		7,600	195,928
Series C, 6.50%		7,058	179,838
Pennsylvania (REIT) 7.375%		4,082	105,030
Prologis, Inc. Series Q, 8.54%		3,700	237,956
PS Business Parks, Inc.:
Series S, 6.45%		1,800	46,440
Series T, 6.00%		5,100	131,631
Series U, 5.75%		6,700	170,113
Public Storage 6.375%		4,000	111,440
RAIT Financial Trust:
7.125%		12,402	282,766
7.625%		8,860	175,960
Regency Centers Corp. Series 6, 6.625%		2,300	59,823
Saul Centers, Inc. Series C, 6.875%		14,926	396,285
Stag Industrial, Inc. Series A, 9.00%		18,461	479,986
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	255,502
Series C, 7.125%		6,788	175,877
Sun Communities, Inc. Series A, 7.125%		15,940	416,034
Taubman Centers, Inc. Series K, 6.25%		4,319	109,573
Terreno Realty Corp. Series A, 7.75%		5,000	129,750
UMH Properties, Inc. Series A, 8.25%		14,000	361,200
Urstadt Biddle Properties, Inc. 6.75%		6,500	170,950
VEREIT, Inc. Series F, 6.70%		54,923	1,391,200
Wells Fargo Real Estate Investment Corp. 6.375%		4,400	118,492
WP Glimcher, Inc.:
6.875%		702	17,796
7.50%		2,898	75,348
			19,351,698
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	191,156
TOTAL FINANCIALS			19,542,854
TOTAL PREFERRED STOCKS
(Cost $28,194,050)			20,316,985
		Principal Amount(a)	Value

Bank Loan Obligations - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)		313,144	288,405
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)		162,112	131,819
Cooper Hotel Group 12% 11/6/17		985,302	1,034,567
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (d)		75,000	74,125
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (d)		222,283	218,022
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)		44,207	43,101
			1,790,039
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)		390,666	391,056

TOTAL CONSUMER DISCRETIONARY			2,181,095

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5.125% 8/25/19 (d)		228,000	227,715
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (d)		156,987	153,062
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
CityCenter 8.74% 7/12/16 (d)		1,388,065	1,388,065
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (d)		14,026	13,885
			1,401,950
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (d)		205,870	200,981

TOTAL FINANCIALS			1,602,931

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)		308,679	298,070
UTILITIES - 0.1%
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)		412,989	400,083
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (d)		98,750	90,109
			490,192
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,014,621)			4,953,065
		Shares	Value

Equity Funds - 24.5%
Fidelity Commodity Strategy Central Fund (h)
(Cost $421,125,329)		34,538,485	204,813,215

Fixed-Income Funds - 26.0%
Fidelity Floating Rate Central Fund (h)
(Cost $229,056,610)		2,218,805	216,866,001
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b) (Cost $594,368)		500,000	250
		Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.39% (i)		5,604,657	5,604,657
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)		131,250	131,250
TOTAL MONEY MARKET FUNDS
(Cost $5,735,907)			5,735,907
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,051,631,210)			832,580,370
NET OTHER ASSETS (LIABILITIES) - 0.3%			2,806,050
NET ASSETS - 100%			$835,386,420

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,172,037 or 2.5% of net assets.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,300,628 or 1.0% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,404
Fidelity Commodity Strategy Central Fund	189,860
Fidelity Floating Rate Central Fund	6,531,625
Fidelity Securities Lending Cash Central Fund	4
Total	$6,733,893

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$250,114,753	$3,505,400	$21,910,542	$204,813,215	37.9%
Fidelity Floating Rate Central Fund	280,596,318	--	51,995,926	216,866,001	15.1%
Total	$530,711,071	$3,505,400	$73,906,468	$421,679,216

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,217,192	$916,564	$--	$8,300,628
Financials	133,659,811	132,421,731	1,238,077	3
Corporate Bonds	13,841,755	--	13,841,755	--
U.S. Government and Government Agency Obligations	220,538,384	--	220,538,384	--
Asset-Backed Securities	5,007,542	--	2,878,292	2,129,250
Collateralized Mortgage Obligations	338,642	--	322,552	16,090
Commercial Mortgage Securities	17,608,606	--	13,950,494	3,658,112
Bank Loan Obligations	4,953,065	--	2,516,548	2,436,517
Equity Funds	204,813,215	204,813,215	--	--
Fixed-Income Funds	216,866,001	216,866,001	--	--
Preferred Securities	250	--	--	250
Money Market Funds	5,735,907	5,735,907	--	--
Total Investments in Securities:	$832,580,370	$560,753,418	$255,286,102	$16,540,850

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Discretionary
Beginning Balance	$9,633,078
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,332,450)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,300,628
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(1,332,450)
Other Investments in Securities
Beginning Balance	$10,446,296
Net Realized Gain (Loss) on Investment Securities	225,949
Net Unrealized Gain (Loss) on Investment Securities	(664,149)
Cost of Purchases	2,525
Proceeds of Sales	(1,349,036)
Amortization/Accretion	175,587
Transfers into Level 3	203,543
Transfers out of Level 3	(800,493)
Ending Balance	$8,240,222
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(321,863)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (including securities loaned of $129,000) — See accompanying schedule: Unaffiliated issuers (cost $395,713,364)	$405,165,247
Fidelity Central Funds (cost $655,917,846)	427,415,123
Total Investments (cost $1,051,631,210)		$832,580,370
Cash		27,847
Receivable for investments sold		3,571,055
Receivable for fund shares sold		283,670
Dividends receivable		668,196
Interest receivable		1,024,719
Distributions receivable from Fidelity Central Funds		992,355
Prepaid expenses		1,190
Other receivables		2,577
Total assets		839,151,979
Liabilities
Payable for investments purchased	$2,297,021
Payable for fund shares redeemed	673,479
Accrued management fee	387,660
Distribution and service plan fees payable	44,052
Other affiliated payables	145,428
Other payables and accrued expenses	86,669
Collateral on securities loaned, at value	131,250
Total liabilities		3,765,559
Net Assets		$835,386,420
Net Assets consist of:
Paid in capital		$1,299,627,251
Undistributed net investment income		2,503,413
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(247,693,681)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(219,050,563)
Net Assets		$835,386,420
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($60,075,358 ÷ 7,148,003 shares)		$8.40
Maximum offering price per share (100/96.00 of $8.40)		$8.75
Class T:
Net Asset Value and redemption price per share ($12,761,361 ÷ 1,516,592 shares)		$8.41
Maximum offering price per share (100/96.00 of $8.41)		$8.76
Class B:
Net Asset Value and offering price per share ($997,595 ÷ 119,094 shares)(a)		$8.38
Class C:
Net Asset Value and offering price per share ($33,427,375 ÷ 4,019,492 shares)(a)		$8.32
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($492,712,683 ÷ 58,375,708 shares)		$8.44
Class I:
Net Asset Value, offering price and redemption price per share ($235,412,048 ÷ 27,946,675 shares)		$8.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016
Investment Income
Dividends		$2,819,924
Interest		836,421
Income from Fidelity Central Funds		6,733,893
Total income		10,390,238
Expenses
Management fee	$2,599,233
Transfer agent fees	753,667
Distribution and service plan fees	288,375
Accounting and security lending fees	198,288
Custodian fees and expenses	14,214
Independent trustees' compensation	2,069
Registration fees	32,984
Audit	97,878
Legal	2,536
Miscellaneous	5,766
Total expenses before reductions	3,995,010
Expense reductions	(5,631)	3,989,379
Net investment income (loss)		6,400,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,164,842
Fidelity Central Funds	(8,113,205)
Foreign currency transactions	(415)
Total net realized gain (loss)		(4,948,778)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,908,788)
Assets and liabilities in foreign currencies	372
Total change in net unrealized appreciation (depreciation)		(12,908,416)
Net gain (loss)		(17,857,194)
Net increase (decrease) in net assets resulting from operations		$(11,456,335)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,400,859	$18,347,040
Net realized gain (loss)	(4,948,778)	16,093,140
Change in net unrealized appreciation (depreciation)	(12,908,416)	(103,502,088)
Net increase (decrease) in net assets resulting from operations	(11,456,335)	(69,061,908)
Distributions to shareholders from net investment income	(10,889,336)	(18,819,862)
Distributions to shareholders from net realized gain	(1,163,677)	(4,372,630)
Total distributions	(12,053,013)	(23,192,492)
Share transactions - net increase (decrease)	(190,132,348)	(63,471,823)
Redemption fees	8,622	30,782
Total increase (decrease) in net assets	(213,633,074)	(155,695,441)
Net Assets
Beginning of period	1,049,019,494	1,204,714,935
End of period (including undistributed net investment income of $2,503,413 and undistributed net investment income of $6,991,890, respectively)	$835,386,420	$1,049,019,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class A

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.55	$9.25	$9.31	$9.78	$9.20	$9.08
Income from Investment Operations
Net investment income (loss)A	.049	.124	.173	.188	.178	.233
Net realized and unrealized gain (loss)	(.109)	(.668)	.004	(.452)	.940	.101
Total from investment operations	(.060)	(.544)	.177	(.264)	1.118	.334
Distributions from net investment income	(.080)	(.124)	(.169)	(.177)	(.128)B	(.214)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.090)	(.156)	(.237)	(.207)	(.538)	(.214)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.40	$8.55	$9.25	$9.31	$9.78	$9.20
Total ReturnD,E,F	(.71)%	(5.98)%	1.91%	(2.72)%	12.66%	3.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.05%	1.05%	1.04%	1.04%	1.01%
Expenses net of fee waivers, if any	1.06%I	1.05%	1.05%	1.04%	1.03%	1.01%
Expenses net of all reductions	1.06%I	1.05%	1.05%	1.03%	1.03%	1.01%
Net investment income (loss)	1.18%I	1.37%	1.83%	1.96%	1.88%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$60,075	$78,112	$123,091	$169,170	$222,335	$219,906
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class T

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.56	$9.27	$9.32	$9.79	$9.21	$9.09
Income from Investment Operations
Net investment income (loss)A	.048	.122	.172	.187	.177	.232
Net realized and unrealized gain (loss)	(.109)	(.677)	.015	(.451)	.940	.099
Total from investment operations	(.061)	(.555)	.187	(.264)	1.117	.331
Distributions from net investment income	(.079)	(.123)	(.169)	(.177)	(.127)B	(.211)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.089)	(.155)	(.237)	(.207)	(.537)	(.211)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.41	$8.56	$9.27	$9.32	$9.79	$9.21
Total ReturnD,E,F	(.72)%	(6.08)%	2.02%	(2.72)%	12.62%	3.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.07%	1.06%	1.05%	1.05%	1.02%
Expenses net of fee waivers, if any	1.09%I	1.07%	1.06%	1.05%	1.04%	1.01%
Expenses net of all reductions	1.09%I	1.07%	1.06%	1.05%	1.04%	1.01%
Net investment income (loss)	1.15%I	1.35%	1.82%	1.94%	1.87%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$12,761	$14,805	$21,127	$25,281	$30,648	$29,038
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class B

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$9.22	$9.28	$9.74	$9.16	$9.03
Income from Investment Operations
Net investment income (loss)A	.020	.064	.109	.119	.111	.162
Net realized and unrealized gain (loss)	(.105)	(.670)	.009	(.444)	.940	.099
Total from investment operations	(.085)	(.606)	.118	(.325)	1.051	.261
Distributions from net investment income	(.046)	(.062)	(.110)	(.106)	(.061)B	(.131)
Distributions from net realized gain	(.009)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.055)	(.094)	(.178)	(.136)	(.471)	(.131)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.38	$8.52	$9.22	$9.28	$9.74	$9.16
Total ReturnD,E,F	(1.01)%	(6.64)%	1.28%	(3.35)%	11.89%	2.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.71%	1.73%	1.77%	1.77%	1.74%
Expenses net of fee waivers, if any	1.75%I	1.71%	1.73%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.75%I	1.71%	1.72%	1.74%	1.73%	1.73%
Net investment income (loss)	.49%I	.71%	1.16%	1.25%	1.18%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$998	$1,508	$3,074	$4,263	$5,743	$6,587
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class C

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$9.16	$9.22	$9.69	$9.12	$8.99
Income from Investment Operations
Net investment income (loss)A	.017	.054	.101	.113	.105	.158
Net realized and unrealized gain (loss)	(.103)	(.665)	.011	(.449)	.933	.107
Total from investment operations	(.086)	(.611)	.112	(.336)	1.038	.265
Distributions from net investment income	(.046)	(.057)	(.104)	(.105)	(.058)B	(.135)
Distributions from net realized gain	(.008)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.054)	(.089)	(.172)	(.135)	(.468)	(.135)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.32	$8.46	$9.16	$9.22	$9.69	$9.12
Total ReturnD,E,F	(1.03)%	(6.73)%	1.22%	(3.48)%	11.80%	2.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.82%	1.81%	1.80%	1.81%	1.77%
Expenses net of fee waivers, if any	1.83%I	1.82%	1.81%	1.80%	1.80%	1.76%
Expenses net of all reductions	1.83%I	1.82%	1.80%	1.80%	1.80%	1.76%
Net investment income (loss)	.41%I	.61%	1.08%	1.19%	1.12%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$33,427	$41,339	$68,666	$86,037	$94,134	$89,790
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.59	$9.30	$9.36	$9.83	$9.24	$9.13
Income from Investment Operations
Net investment income (loss)A	.060	.147	.201	.216	.212	.262
Net realized and unrealized gain (loss)	(.107)	(.674)	.005	(.451)	.941	.098
Total from investment operations	(.047)	(.527)	.206	(.235)	1.153	.360
Distributions from net investment income	(.093)	(.151)	(.198)	(.206)	(.154)B	(.250)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.103)	(.183)	(.266)	(.236)	(.564)	(.250)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	.001	–C
Net asset value, end of period	$8.44	$8.59	$9.30	$9.36	$9.83	$9.24
Total ReturnD,E	(.55)%	(5.77)%	2.22%	(2.41)%	13.03%	3.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.76%	.76%	.75%	.72%
Expenses net of fee waivers, if any	.80%H	.79%	.76%	.75%	.73%	.71%
Expenses net of all reductions	.80%H	.79%	.76%	.75%	.73%	.71%
Net investment income (loss)	1.44%H	1.63%	2.12%	2.24%	2.18%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$492,713	$543,473	$620,530	$679,780	$649,200	$3,541,743
Portfolio turnover rateI	12%H	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class I

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.57	$9.28	$9.34	$9.81	$9.22	$9.11
Income from Investment Operations
Net investment income (loss)A	.060	.148	.194	.208	.202	.258
Net realized and unrealized gain (loss)	(.107)	(.676)	.005	(.450)	.947	.099
Total from investment operations	(.047)	(.528)	.199	(.242)	1.149	.357
Distributions from net investment income	(.093)	(.150)	(.191)	(.199)	(.150)B	(.247)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.103)	(.182)	(.259)	(.229)	(.560)	(.247)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	.001	–C
Net asset value, end of period	$8.42	$8.57	$9.28	$9.34	$9.81	$9.22
Total ReturnD,E	(.56)%	(5.80)%	2.15%	(2.49)%	13.01%	3.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.82%	.83%	.81%	.76%
Expenses net of fee waivers, if any	.79%H	.79%	.82%	.83%	.80%	.76%
Expenses net of all reductions	.79%H	.79%	.82%	.82%	.80%	.75%
Net investment income (loss)	1.45%H	1.64%	2.06%	2.17%	2.12%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$235,412	$369,782	$368,227	$432,942	$343,822	$813,551
Portfolio turnover rateI	12%H	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$ 2,129,250	Discounted cash flow	Yield	4.5% - 15.0% / 6.6%	Decrease
			Spread	5.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market observation	Evaluated bid	$62.50	Increase
Commercial Mortgage Securities	$181,659	Discounted cash flow	Spread	8.2%	Decrease
Collateralized Mortgage Obligations	$16,090	Discounted cash flow	Yield	9.0% - 10.0% / 9.7%	Decrease
Equities	$8,300,631	Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Price to book value multiple	1.0	Increase
Preferred Securities	$250	Expected distribution	Recovery rate	0.1%	Increase
Bank Loan Obligations	$2,422,632	Discounted cash flow	Yield	8.4% - 8.8% / 8.6%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$30,119,061
Gross unrealized depreciation	(252,999,843)
Net unrealized appreciation (depreciation) on securities	$(222,880,782)
Tax cost	$1,055,461,152

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(216,385,352)
2018	(2,428,473)
Total capital loss carryforward	$(218,813,825)

Due to large redemptions in a prior period, $218,813,825 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $29,249,468 and $147,322,818, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$83,876	$–
Class T	-%	.25%	16,523	–
Class B	.65%	.25%	5,353	3,866
Class C	.75%	.25%	182,623	2,358
			$288,375	$6,224

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,402
Class T	492
Class B(a)	452
Class C(a)	891
$3,237

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$58,167.17
Class T	13,670.21
Class B	1,350.23
Class C	35,557.19
Strategic Real Return	412,595.16
Class I	232,328.15
	$ 753,667

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $376 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,073 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$40

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,648 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,943.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class A	$710,558	$1,541,179
Class T	134,813	266,445
Class B	8,066	20,532
Class C	223,747	399,563
Strategic Real Return	5,849,764	10,148,841
Class I	3,962,388	6,443,302
Total	$10,889,336	$18,819,862
From net realized gain
Class A	$82,857	$409,296
Class T	16,253	71,347
Class B	1,355	10,521
Class C	36,188	219,185
Strategic Real Return	616,410	2,235,667
Class I	410,614	1,426,614
Total	$1,163,677	$4,372,630

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class A
Shares sold	293,564	792,457	$2,438,734	$7,173,866
Reinvestment of distributions	90,428	204,927	768,264	1,867,520
Shares redeemed	(2,368,424)	(5,165,680)	(19,634,984)	(46,459,304)
Net increase (decrease)	(1,984,432)	(4,168,296)	$(16,427,986)	$(37,417,918)
Class T
Shares sold	51,810	92,248	$426,941	$838,626
Reinvestment of distributions	16,842	34,729	143,323	316,890
Shares redeemed	(280,805)	(678,150)	(2,332,073)	(6,111,651)
Net increase (decrease)	(212,153)	(551,173)	$(1,761,809)	$(4,956,135)
Class B
Shares sold	24	4,709	$206	$43,111
Reinvestment of distributions	1,043	3,042	8,912	27,747
Shares redeemed	(58,985)	(164,292)	(486,660)	(1,465,486)
Net increase (decrease)	(57,918)	(156,541)	$(477,542)	$(1,394,628)
Class C
Shares sold	98,877	283,704	$806,328	$2,549,624
Reinvestment of distributions	28,879	64,021	245,099	580,650
Shares redeemed	(994,375)	(2,959,897)	(8,142,371)	(26,445,539)
Net increase (decrease)	(866,619)	(2,612,172)	$(7,090,944)	$(23,315,265)
Strategic Real Return
Shares sold	3,219,918	18,417,237	$26,818,410	$167,991,088
Reinvestment of distributions	730,624	1,296,635	6,222,907	11,849,123
Shares redeemed	(8,831,264)	(23,187,029)	(73,226,803)	(209,655,659)
Net increase (decrease)	(4,880,722)	(3,473,157)	$(40,185,486)	$(29,815,448)
Class I
Shares sold	2,721,028	13,765,382	$22,558,402	$125,407,016
Reinvestment of distributions	501,711	769,841	4,265,965	7,012,015
Shares redeemed	(18,403,101)	(11,091,482)	(151,012,948)	(98,991,460)
Net increase (decrease)	(15,180,362)	3,443,741	$(124,188,581)	$33,427,571

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2016 and for the year ended September 30, 2015, and the financial highlights for the six months ended March 31, 2016 and for each of the five years in the period then ended September 30, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended March 31, 2016 and for the year ended September 30, 2015, and the financial highlights for the six months ended March 31, 2016 and for each of the five years in the period then ended September 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period October 1, 2015 to March 31, 2016-B
Class A	1.06%
Actual		$1,000.00	$992.90	$5.28
Hypothetical-C		$1,000.00	$1,019.70	$5.35
Class T	1.09%
Actual		$1,000.00	$992.80	$5.43
Hypothetical-C		$1,000.00	$1,019.55	$5.50
Class B	1.75%
Actual		$1,000.00	$989.90	$8.71
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class C	1.83%
Actual		$1,000.00	$989.70	$9.10
Hypothetical-C		$1,000.00	$1,015.85	$9.22
Strategic Real Return	.80%
Actual		$1,000.00	$994.50	$3.99
Hypothetical-C		$1,000.00	$1,021.00	$4.04
Class I	.79%
Actual		$1,000.00	$994.40	$3.94
Hypothetical-C		$1,000.00	$1,021.05	$3.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .06%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

RRS-SANN-0516
1.814963.110

Fidelity Advisor® Strategic Real Return Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

March 31, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® Strategic Real Return Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2016
Commodity-Linked Notes and related investments*	24.5%
Inflation-Protected Investments	26.4%
Floating Rate High Yield**	26.0%
Real Estate Related Investments	22.1%
Cash & Cash Equivalents	0.7%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

As of September 30, 2015
Commodity Related Investments*	23.9%
Inflation-Protected Investments	26.9%
Floating Rate High Yield**	26.8%
Real Estate Related Investments	21.1%
Cash & Cash Equivalents	1.2%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2016
U.S. Government and U.S. Government Agency Obligations	26.4%
AAA	0.1%
AA	0.3%
A	0.3%
BBB	1.6%
BB and Below	25.6%
Not Rated	1.7%
Equities*	41.7%
Short-Term Investments and Net Other Assets	2.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.5%

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	26.9%
AA	0.3%
A	0.2%
BBB	1.6%
BB and Below	27.5%
Not Rated	1.8%
Equities*	39.6%
Short-Term Investments and Net Other Assets	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2016 *,**
Stocks	17.2%
U.S. Government and U.S. Government Agency Obligations	26.4%
Corporate Bonds	2.0%
Asset-Backed Securities	0.6%
Bank Loan Obligations	24.9%
CMOs and Other Mortgage Related Securities	2.1%
Other Investments***	24.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 3.5%

 ** U.S. Treasury Inflation-Indexed Securities - 26.4%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.5%

As of September 30, 2015 *,**
Stocks	15.7%
U.S. Government and U.S. Government Agency Obligations	26.9%
Corporate Bonds	2.5%
Asset-Backed Securities	0.8%
Bank Loan Obligations	26.3%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	23.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 3.1%

 ** U.S. Treasury Inflation-Indexed Securities - 26.9%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 23.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Investments March 31, 2016

Showing Percentage of Net Assets

Corporate Bonds - 1.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$624,019
Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	221,238
Colony Starwood Homes 4.5% 10/15/17		70,000	71,794
RAIT Financial Trust 4% 10/1/33		1,240,000	1,032,300
Redwood Trust, Inc. 4.625% 4/15/18		350,000	327,688
Resource Capital Corp.:
6% 12/1/18		120,000	110,100
8% 1/15/20		360,000	342,180
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	100,625
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	118,350
			2,324,275
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	935,550
TOTAL FINANCIALS			3,883,844
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		509,126	597,597
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	209,100
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	159,300
Calatlantic Group, Inc. 5.875% 11/15/24		120,000	126,300
D.R. Horton, Inc. 6.5% 4/15/16		189,000	189,000
KB Home:
8% 3/15/20		140,000	146,650
9.1% 9/15/17		205,000	220,888
Meritage Homes Corp. 7% 4/1/22		470,000	500,550
Ryland Group, Inc. 8.4% 5/15/17		129,000	137,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	134,400
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	287,304
			2,110,555
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	46,856
TOTAL CONSUMER DISCRETIONARY			2,755,008
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	54,725
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	105,525
DDR Corp. 7.5% 7/15/18		563,000	622,594
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	314,250
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	174,112
Hospitality Properties Trust:
5.625% 3/15/17		292,000	301,633
6.7% 1/15/18		189,000	198,502
iStar Financial, Inc.:
7.125% 2/15/18		265,000	268,313
9% 6/1/17		395,000	410,800
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	507,833
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	177,650
Omega Healthcare Investors, Inc. 4.5% 4/1/27		83,000	79,062
Potlatch Corp. 7.5% 11/1/19		189,000	202,230
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	221,282
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	117,652
4.75% 5/1/24		163,000	157,946
6.75% 4/15/20		134,000	147,529
			4,061,638
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	189,000
CBRE Group, Inc.:
5% 3/15/23		270,000	276,135
5.25% 3/15/25		120,000	123,726
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (b)		570,000	567,150
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	339,825
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	107,525
Mid-America Apartments LP 6.05% 9/1/16		284,000	288,692
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		190,000	195,225
Regency Centers LP 5.875% 6/15/17		93,000	97,500
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	147,968
			2,332,746
Thrifts & Mortgage Finance - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	217,800
Ocwen Financial Corp. 6.625% 5/15/19		390,000	306,150
			523,950
TOTAL FINANCIALS			6,918,334
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	120,600
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	163,969

TOTAL NONCONVERTIBLE BONDS			9,957,911

TOTAL CORPORATE BONDS
(Cost $14,070,910)			13,841,755

U.S. Treasury Inflation-Protected Obligations - 26.4%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,740,162	$4,462,806
0.75% 2/15/42		8,282,992	8,062,156
0.75% 2/15/45		4,290,974	4,163,321
1.375% 2/15/44		2,264,873	2,542,062
1.75% 1/15/28		2,121,531	2,463,317
2% 1/15/26		7,350,620	8,617,428
2.125% 2/15/40		645,621	826,580
2.125% 2/15/41		1,954,903	2,522,510
2.375% 1/15/25		13,698,626	16,331,757
2.375% 1/15/27		9,146,993	11,187,527
2.5% 1/15/29		1,145,412	1,440,993
3.625% 4/15/28		5,232,266	7,215,465
3.875% 4/15/29		5,983,655	8,579,582
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		2,712,008	2,743,886
0.125% 4/15/18		10,915,185	11,112,841
0.125% 4/15/19		5,055,400	5,166,555
0.125% 4/15/20		1,719,856	1,757,346
0.125% 1/15/22		19,364,875	19,676,776
0.125% 7/15/22		3,657,317	3,725,758
0.125% 1/15/23		9,750,800	9,844,464
0.125% 7/15/24		11,600,000	11,629,765
0.375% 7/15/23		11,300,244	11,655,413
0.625% 7/15/21		8,904,461	9,356,630
0.625% 1/15/24		4,213,786	4,392,940
0.625% 1/15/26		1,800,000	1,878,198
1.125% 1/15/21		3,384,469	3,620,673
1.25% 7/15/20		969,024	1,042,666
1.375% 7/15/18		5,974,513	6,307,024
1.375% 1/15/20		4,150,095	4,445,869
1.625% 1/15/18		3,259,196	3,409,245
1.875% 7/15/19		3,500,725	3,808,019
2.125% 1/15/19		16,750,826	18,092,086
2.625% 7/15/17		8,028,062	8,456,726
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $214,016,167)			220,538,384

Asset-Backed Securities - 0.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$334,310
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	95,833
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	218,675
Class XS, 0% 10/17/45 (b)(c)		146,388	0
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		743,650	745,658
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	259,967
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	391,865
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		288,757	143,657
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		201,762	209,606
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.1793% 6/17/31 (b)(d)		140,000	131,826
Series 2014-SFR3:
Class E, 4.932% 12/17/31 (b)(d)		160,000	157,839
Class F, 5.432% 12/17/31 (b)(d)		100,000	97,181
Series 2015-SFR2 Class E, 3.5793% 6/17/32 (b)(d)		100,000	93,575
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		667,043	436,787
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	37,600
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.979% 1/17/32 (b)(d)		149,000	141,957
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.2706% 2/5/36 (b)(d)		333,736	33
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(d)		598,667	573,673
Class F, 2.3276% 11/21/40 (b)(d)		1,500,000	937,500
TOTAL ASSET-BACKED SECURITIES
(Cost $5,382,796)			5,007,542

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8389% 1/25/19 (b)(d)		8,417	5,405
Class B4, 4.8389% 1/25/19 (b)(d)		19,878	10,685
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3545% 12/25/46(b)(d)		189,000	205,366
Series 2010-K7 Class B, 5.4407% 4/25/20 (b)(d)		95,000	104,005
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		13,020	13,181
TOTAL PRIVATE SPONSOR
(Cost $302,526)			338,642

Commercial Mortgage Securities - 2.1%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3382% 11/10/42 (d)		66,973	66,899
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (b)(d)		126,000	110,044
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.4668% 3/11/39 (d)		568,000	553,335
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.436% 11/15/19 (b)(d)		150,000	146,250
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.427% 2/15/31 (b)(d)		231,000	217,313
Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(d)		191,000	180,784
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		379,000	391,446
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1042% 9/10/46 (b)(d)		250,000	225,115
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(d)	CAD	1,605,000	1,226,683
Class G, 5.01% 5/15/44 (b)(d)	CAD	351,000	264,782
Class H, 5.01% 5/15/44 (b)(d)	CAD	235,000	173,968
Class J, 5.01% 5/15/44 (b)(d)	CAD	235,000	168,865
Class K, 5.01% 5/15/44 (b)(d)	CAD	118,000	83,548
Class L, 5.01% 5/15/44 (b)(d)	CAD	421,000	289,470
Class M, 5.01% 5/15/44 (b)(d)	CAD	1,927,737	1,269,137
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	175,921
Series 2013-CR10 Class D, 4.7905% 8/10/46 (b)(d)		200,000	176,644
Series 2013-CR12 Class D, 5.084% 10/10/46 (b)(d)		250,000	230,295
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.9424% 5/10/43 (b)(d)		200,000	199,575
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		223,000	201,381
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		62,129	62,577
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		100,000	93,098
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6461% 11/10/46 (b)(d)		580,000	602,369
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5764% 12/25/43 (c)(d)		1,156,048	127,335
Series K012 Class X3, 2.2509% 1/25/41 (c)(d)		654,167	61,637
Series K013 Class X3, 2.8135% 1/25/43 (c)(d)		1,124,000	130,197
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (b)(d)		139,000	130,242
Class FFX, 3.3822% 12/15/19 (b)(d)		244,000	224,330
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)		87,703	90,885
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)		153,000	128,627
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (d)		500,000	523,539
Class D, 5.7229% 5/10/45 (b)(d)		500,000	482,389
Series 2012-GCJ9 Class D, 4.854% 11/10/45 (b)(d)		157,000	143,372
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	181,659
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 5.2216% 11/5/30 (b)(d)		200,000	199,767
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (b)(d)		641,000	747,547
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		284,000	319,858
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	105,639
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 4.036% 6/15/29 (b)(d)		319,000	297,376
Class F, 4.436% 6/15/29 (b)(d)		357,000	331,176
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8717% 6/15/38 (d)		589,000	587,705
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 4.9367% 1/20/41 (b)(d)		192,000	172,509
Mach One Trust LLC Series 2004-1A Class H, 6.0561% 5/28/40 (b)(d)		9,619	9,566
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7662% 10/15/46 (b)(d)		250,000	229,860
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	890,761
Series 1997-RR Class F, 7.4213% 4/30/39 (b)(d)		32,683	31,866
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		340,757	341,145
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	770,832
Series 2011-C2:
Class D, 5.3106% 6/15/44 (b)(d)		358,000	381,754
Class E, 5.3106% 6/15/44 (b)(d)		454,000	467,352
Class F, 5.3106% 6/15/44 (b)(d)		343,000	329,721
Class XB, 0.4616% 6/15/44 (b)(c)(d)		12,067,221	293,532
Series 2011-C3 Class G, 5.1783% 7/15/49 (b)(d)		111,000	93,826
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	123,889
Class F, 5% 2/5/30 (b)		358,000	329,692
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		278,802	356,002
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		474,000	476,722
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5343% 5/10/45 (b)(d)		120,000	120,164
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.179% 3/15/45 (b)(d)		220,000	166,515
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.447% 11/15/29 (b)(d)		111,676	100,119
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $17,161,597)			17,608,606
		Shares	Value

Common Stocks - 14.7%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.		40,700	916,564
Household Durables - 1.0%
Stanley Martin Communities LLC Class B (e)(f)		6,300	8,300,628

TOTAL CONSUMER DISCRETIONARY			9,217,192

FINANCIALS - 13.6%
Capital Markets - 0.1%
Ellington Financial LLC		26,300	458,146
Real Estate Investment Trusts - 13.5%
Acadia Realty Trust (SBI)		99,944	3,511,033
Alexandria Real Estate Equities, Inc.		8,635	784,835
American Campus Communities, Inc.		2,400	113,016
American Tower Corp.		5,900	603,983
Annaly Capital Management, Inc.		31,000	318,060
Anworth Mortgage Asset Corp.		37,300	173,818
Apartment Investment & Management Co. Class A		26,000	1,087,320
Arbor Realty Trust, Inc.		47,400	320,898
Ashford Hospitality Prime, Inc.		25,200	294,084
AvalonBay Communities, Inc.		16,659	3,168,542
Boston Properties, Inc.		36,001	4,575,007
Brixmor Property Group, Inc.		11,400	292,068
Care Capital Properties, Inc.		2,779	74,588
CBL & Associates Properties, Inc.		58,770	699,363
Cedar Shopping Centers, Inc.		120,823	873,550
Chesapeake Lodging Trust		9,900	261,954
Community Healthcare Trust, Inc.		8,200	151,618
Coresite Realty Corp.		3,700	259,037
Cousins Properties, Inc.		52,700	547,026
CYS Investments, Inc.		39,180	318,925
DCT Industrial Trust, Inc.		59,475	2,347,478
Douglas Emmett, Inc.		7,500	225,825
DuPont Fabros Technology, Inc.		42,400	1,718,472
Dynex Capital, Inc.		68,000	452,200
Empire State Realty Trust, Inc.		95,600	1,675,868
Equity Lifestyle Properties, Inc.		68,599	4,989,205
Equity Residential (SBI)		33,713	2,529,486
Essex Property Trust, Inc.		15,272	3,571,510
Extra Space Storage, Inc.		51,700	4,831,882
Federal Realty Investment Trust (SBI)		17,396	2,714,646
FelCor Lodging Trust, Inc.		190,300	1,545,236
First Potomac Realty Trust		42,409	384,226
Five Oaks Investment Corp.		2,900	16,240
Forest City Realty Trust, Inc.		76,331	1,609,821
Gaming & Leisure Properties		1,300	40,196
General Growth Properties, Inc.		54,300	1,614,339
Hatteras Financial Corp.		20,300	290,290
Healthcare Realty Trust, Inc.		70,700	2,183,923
Host Hotels & Resorts, Inc.		108,281	1,808,293
Invesco Mortgage Capital, Inc.		9,000	109,620
Kite Realty Group Trust		21,983	609,149
Lexington Corporate Properties Trust (g)		150,500	1,294,300
Liberty Property Trust (SBI)		17,900	598,934
Mack-Cali Realty Corp.		120,740	2,837,390
MFA Financial, Inc.		474,666	3,251,462
Mid-America Apartment Communities, Inc.		40,800	4,170,168
Monmouth Real Estate Investment Corp. Class A		14,200	168,838
National Retail Properties, Inc.		7,700	355,740
New Senior Investment Group, Inc.		54,432	560,650
New York (REIT), Inc.		21,800	220,180
Newcastle Investment Corp.		54,932	237,856
NorthStar Realty Finance Corp.		2,750	36,080
Parkway Properties, Inc.		71,800	1,124,388
Pennsylvania Real Estate Investment Trust (SBI)		11,500	251,275
Potlatch Corp.		14,900	469,350
Prologis, Inc.		20,277	895,838
Public Storage		16,134	4,450,241
Ramco-Gershenson Properties Trust (SBI)		41,600	750,048
Sabra Health Care REIT, Inc.		68,000	1,366,120
Select Income REIT		13,866	319,611
Senior Housing Properties Trust (SBI)		81,600	1,459,824
Simon Property Group, Inc.		49,473	10,275,047
SL Green Realty Corp.		14,819	1,435,665
Store Capital Corp.		18,600	481,368
Sun Communities, Inc.		20,650	1,478,747
Taubman Centers, Inc.		7,700	548,471
Terreno Realty Corp.		67,367	1,579,756
The Macerich Co.		11,500	911,260
Two Harbors Investment Corp.		66,500	528,010
UDR, Inc.		87,600	3,375,228
Urban Edge Properties		91,973	2,376,582
Ventas, Inc.		99,647	6,273,775
VEREIT, Inc.		91,800	814,266
Vornado Realty Trust		3,547	334,943
Welltower, Inc.		22,725	1,575,752
Weyerhaeuser Co.		12,000	371,760
WP Carey, Inc.		24,700	1,537,328
WP Glimcher, Inc.		15,100	143,299
			112,556,180
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.		15,000	328,500

TOTAL FINANCIALS			113,342,826

TOTAL COMMON STOCKS
(Cost $110,976,329)			122,560,018

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust Series C, 6.50%		15,900	774,131
Nonconvertible Preferred Stocks - 2.3%
FINANCIALS - 2.3%
Real Estate Investment Trusts - 2.3%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	448,166
8.25%		500	11,715
American Capital Agency Corp. Series B, 7.75%		8,000	196,000
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	150,226
American Home Mortgage Investment Corp.:
Series A, 9.75% (e)		81,500	1
Series B, 9.25% (e)		233,544	2
American Homes 4 Rent:
Series A, 5.00%		24,600	651,654
Series B, 5.00%		6,720	185,808
Series C, 5.50%		22,592	593,040
Annaly Capital Management, Inc.:
Series A, 7.875%		25,200	639,324
Series C, 7.625%		2,324	57,449
Series D, 7.50%		13,671	332,752
Anworth Mortgage Asset Corp. Series A, 8.625%		29,700	742,500
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%		13,174	332,117
Apollo Residential Mortgage, Inc. Series A, 8.00%		11,647	262,873
Arbor Realty Trust, Inc.:
7.375%		12,320	307,014
Series A, 8.25%		8,989	214,837
Armour Residential REIT, Inc. Series B, 7.875%		5,645	117,472
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,347	256,088
Series E, 6.625%		3,000	71,970
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	308,291
Chesapeake Lodging Trust Series A, 7.75%		4,050	106,394
Colony Financial, Inc. 7.125%		5,900	130,272
Coresite Realty Corp. Series A, 7.25%		14,176	368,576
CYS Investments, Inc. Series A, 7.75%		2,162	50,937
DDR Corp. Series K, 6.25%		5,623	146,254
Digital Realty Trust, Inc. Series G, 5.875%		6,286	157,653
Dynex Capital, Inc.:
Series A, 8.50%		20,755	497,705
Series B, 7.625%		10,545	234,626
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	774,316
Essex Property Trust, Inc. Series H, 7.125%		1,900	47,481
First Potomac Realty Trust 7.75%		14,443	368,297
General Growth Properties, Inc. Series A, 6.375%		3,847	99,637
Hatteras Financial Corp. Series A, 7.625%		16,340	379,905
Inland Real Estate Corp. Series B, 6.95%		9,000	225,990
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	146,082
Series B, 7.75%		21,900	486,399
iStar Financial, Inc.:
Series E, 7.875%		5,011	109,741
Series F, 7.80%		18,316	413,026
Series G, 7.65%		6,000	135,300
LaSalle Hotel Properties Series I, 6.375%		4,963	126,557
MFA Financial, Inc.:
8.00%		11,262	287,406
Series B, 7.50%		44,227	1,092,407
National Retail Properties, Inc. Series D, 6.625%		3,500	91,350
New York Mortgage Trust, Inc.:
7.875%		3,200	63,840
Series B, 7.75%		8,886	176,654
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	205,970
Series C, 8.875%		10,582	253,439
Series D, 8.50%		8,486	191,784
Series E, 8.75%		13,700	309,483
Pebblebrook Hotel Trust:
Series B, 8.00%		7,600	195,928
Series C, 6.50%		7,058	179,838
Pennsylvania (REIT) 7.375%		4,082	105,030
Prologis, Inc. Series Q, 8.54%		3,700	237,956
PS Business Parks, Inc.:
Series S, 6.45%		1,800	46,440
Series T, 6.00%		5,100	131,631
Series U, 5.75%		6,700	170,113
Public Storage 6.375%		4,000	111,440
RAIT Financial Trust:
7.125%		12,402	282,766
7.625%		8,860	175,960
Regency Centers Corp. Series 6, 6.625%		2,300	59,823
Saul Centers, Inc. Series C, 6.875%		14,926	396,285
Stag Industrial, Inc. Series A, 9.00%		18,461	479,986
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	255,502
Series C, 7.125%		6,788	175,877
Sun Communities, Inc. Series A, 7.125%		15,940	416,034
Taubman Centers, Inc. Series K, 6.25%		4,319	109,573
Terreno Realty Corp. Series A, 7.75%		5,000	129,750
UMH Properties, Inc. Series A, 8.25%		14,000	361,200
Urstadt Biddle Properties, Inc. 6.75%		6,500	170,950
VEREIT, Inc. Series F, 6.70%		54,923	1,391,200
Wells Fargo Real Estate Investment Corp. 6.375%		4,400	118,492
WP Glimcher, Inc.:
6.875%		702	17,796
7.50%		2,898	75,348
			19,351,698
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	191,156
TOTAL FINANCIALS			19,542,854
TOTAL PREFERRED STOCKS
(Cost $28,194,050)			20,316,985
		Principal Amount(a)	Value

Bank Loan Obligations - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)		313,144	288,405
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)		162,112	131,819
Cooper Hotel Group 12% 11/6/17		985,302	1,034,567
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (d)		75,000	74,125
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (d)		222,283	218,022
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)		44,207	43,101
			1,790,039
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)		390,666	391,056

TOTAL CONSUMER DISCRETIONARY			2,181,095

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5.125% 8/25/19 (d)		228,000	227,715
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (d)		156,987	153,062
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
CityCenter 8.74% 7/12/16 (d)		1,388,065	1,388,065
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (d)		14,026	13,885
			1,401,950
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (d)		205,870	200,981

TOTAL FINANCIALS			1,602,931

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)		308,679	298,070
UTILITIES - 0.1%
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)		412,989	400,083
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (d)		98,750	90,109
			490,192
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,014,621)			4,953,065
		Shares	Value

Equity Funds - 24.5%
Fidelity Commodity Strategy Central Fund (h)
(Cost $421,125,329)		34,538,485	204,813,215

Fixed-Income Funds - 26.0%
Fidelity Floating Rate Central Fund (h)
(Cost $229,056,610)		2,218,805	216,866,001
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b) (Cost $594,368)		500,000	250
		Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.39% (i)		5,604,657	5,604,657
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)		131,250	131,250
TOTAL MONEY MARKET FUNDS
(Cost $5,735,907)			5,735,907
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,051,631,210)			832,580,370
NET OTHER ASSETS (LIABILITIES) - 0.3%			2,806,050
NET ASSETS - 100%			$835,386,420

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,172,037 or 2.5% of net assets.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,300,628 or 1.0% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,404
Fidelity Commodity Strategy Central Fund	189,860
Fidelity Floating Rate Central Fund	6,531,625
Fidelity Securities Lending Cash Central Fund	4
Total	$6,733,893

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$250,114,753	$3,505,400	$21,910,542	$204,813,215	37.9%
Fidelity Floating Rate Central Fund	280,596,318	--	51,995,926	216,866,001	15.1%
Total	$530,711,071	$3,505,400	$73,906,468	$421,679,216

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,217,192	$916,564	$--	$8,300,628
Financials	133,659,811	132,421,731	1,238,077	3
Corporate Bonds	13,841,755	--	13,841,755	--
U.S. Government and Government Agency Obligations	220,538,384	--	220,538,384	--
Asset-Backed Securities	5,007,542	--	2,878,292	2,129,250
Collateralized Mortgage Obligations	338,642	--	322,552	16,090
Commercial Mortgage Securities	17,608,606	--	13,950,494	3,658,112
Bank Loan Obligations	4,953,065	--	2,516,548	2,436,517
Equity Funds	204,813,215	204,813,215	--	--
Fixed-Income Funds	216,866,001	216,866,001	--	--
Preferred Securities	250	--	--	250
Money Market Funds	5,735,907	5,735,907	--	--
Total Investments in Securities:	$832,580,370	$560,753,418	$255,286,102	$16,540,850

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Discretionary
Beginning Balance	$9,633,078
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,332,450)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,300,628
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(1,332,450)
Other Investments in Securities
Beginning Balance	$10,446,296
Net Realized Gain (Loss) on Investment Securities	225,949
Net Unrealized Gain (Loss) on Investment Securities	(664,149)
Cost of Purchases	2,525
Proceeds of Sales	(1,349,036)
Amortization/Accretion	175,587
Transfers into Level 3	203,543
Transfers out of Level 3	(800,493)
Ending Balance	$8,240,222
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(321,863)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2016
Assets
Investment in securities, at value (including securities loaned of $129,000) — See accompanying schedule: Unaffiliated issuers (cost $395,713,364)	$405,165,247
Fidelity Central Funds (cost $655,917,846)	427,415,123
Total Investments (cost $1,051,631,210)		$832,580,370
Cash		27,847
Receivable for investments sold		3,571,055
Receivable for fund shares sold		283,670
Dividends receivable		668,196
Interest receivable		1,024,719
Distributions receivable from Fidelity Central Funds		992,355
Prepaid expenses		1,190
Other receivables		2,577
Total assets		839,151,979
Liabilities
Payable for investments purchased	$2,297,021
Payable for fund shares redeemed	673,479
Accrued management fee	387,660
Distribution and service plan fees payable	44,052
Other affiliated payables	145,428
Other payables and accrued expenses	86,669
Collateral on securities loaned, at value	131,250
Total liabilities		3,765,559
Net Assets		$835,386,420
Net Assets consist of:
Paid in capital		$1,299,627,251
Undistributed net investment income		2,503,413
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(247,693,681)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(219,050,563)
Net Assets		$835,386,420
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($60,075,358 ÷ 7,148,003 shares)		$8.40
Maximum offering price per share (100/96.00 of $8.40)		$8.75
Class T:
Net Asset Value and redemption price per share ($12,761,361 ÷ 1,516,592 shares)		$8.41
Maximum offering price per share (100/96.00 of $8.41)		$8.76
Class B:
Net Asset Value and offering price per share ($997,595 ÷ 119,094 shares)(a)		$8.38
Class C:
Net Asset Value and offering price per share ($33,427,375 ÷ 4,019,492 shares)(a)		$8.32
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($492,712,683 ÷ 58,375,708 shares)		$8.44
Class I:
Net Asset Value, offering price and redemption price per share ($235,412,048 ÷ 27,946,675 shares)		$8.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2016
Investment Income
Dividends		$2,819,924
Interest		836,421
Income from Fidelity Central Funds		6,733,893
Total income		10,390,238
Expenses
Management fee	$2,599,233
Transfer agent fees	753,667
Distribution and service plan fees	288,375
Accounting and security lending fees	198,288
Custodian fees and expenses	14,214
Independent trustees' compensation	2,069
Registration fees	32,984
Audit	97,878
Legal	2,536
Miscellaneous	5,766
Total expenses before reductions	3,995,010
Expense reductions	(5,631)	3,989,379
Net investment income (loss)		6,400,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,164,842
Fidelity Central Funds	(8,113,205)
Foreign currency transactions	(415)
Total net realized gain (loss)		(4,948,778)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,908,788)
Assets and liabilities in foreign currencies	372
Total change in net unrealized appreciation (depreciation)		(12,908,416)
Net gain (loss)		(17,857,194)
Net increase (decrease) in net assets resulting from operations		$(11,456,335)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,400,859	$18,347,040
Net realized gain (loss)	(4,948,778)	16,093,140
Change in net unrealized appreciation (depreciation)	(12,908,416)	(103,502,088)
Net increase (decrease) in net assets resulting from operations	(11,456,335)	(69,061,908)
Distributions to shareholders from net investment income	(10,889,336)	(18,819,862)
Distributions to shareholders from net realized gain	(1,163,677)	(4,372,630)
Total distributions	(12,053,013)	(23,192,492)
Share transactions - net increase (decrease)	(190,132,348)	(63,471,823)
Redemption fees	8,622	30,782
Total increase (decrease) in net assets	(213,633,074)	(155,695,441)
Net Assets
Beginning of period	1,049,019,494	1,204,714,935
End of period (including undistributed net investment income of $2,503,413 and undistributed net investment income of $6,991,890, respectively)	$835,386,420	$1,049,019,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class A

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.55	$9.25	$9.31	$9.78	$9.20	$9.08
Income from Investment Operations
Net investment income (loss)A	.049	.124	.173	.188	.178	.233
Net realized and unrealized gain (loss)	(.109)	(.668)	.004	(.452)	.940	.101
Total from investment operations	(.060)	(.544)	.177	(.264)	1.118	.334
Distributions from net investment income	(.080)	(.124)	(.169)	(.177)	(.128)B	(.214)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.090)	(.156)	(.237)	(.207)	(.538)	(.214)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.40	$8.55	$9.25	$9.31	$9.78	$9.20
Total ReturnD,E,F	(.71)%	(5.98)%	1.91%	(2.72)%	12.66%	3.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.05%	1.05%	1.04%	1.04%	1.01%
Expenses net of fee waivers, if any	1.06%I	1.05%	1.05%	1.04%	1.03%	1.01%
Expenses net of all reductions	1.06%I	1.05%	1.05%	1.03%	1.03%	1.01%
Net investment income (loss)	1.18%I	1.37%	1.83%	1.96%	1.88%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$60,075	$78,112	$123,091	$169,170	$222,335	$219,906
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class T

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.56	$9.27	$9.32	$9.79	$9.21	$9.09
Income from Investment Operations
Net investment income (loss)A	.048	.122	.172	.187	.177	.232
Net realized and unrealized gain (loss)	(.109)	(.677)	.015	(.451)	.940	.099
Total from investment operations	(.061)	(.555)	.187	(.264)	1.117	.331
Distributions from net investment income	(.079)	(.123)	(.169)	(.177)	(.127)B	(.211)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.089)	(.155)	(.237)	(.207)	(.537)	(.211)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.41	$8.56	$9.27	$9.32	$9.79	$9.21
Total ReturnD,E,F	(.72)%	(6.08)%	2.02%	(2.72)%	12.62%	3.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.07%	1.06%	1.05%	1.05%	1.02%
Expenses net of fee waivers, if any	1.09%I	1.07%	1.06%	1.05%	1.04%	1.01%
Expenses net of all reductions	1.09%I	1.07%	1.06%	1.05%	1.04%	1.01%
Net investment income (loss)	1.15%I	1.35%	1.82%	1.94%	1.87%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$12,761	$14,805	$21,127	$25,281	$30,648	$29,038
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class B

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$9.22	$9.28	$9.74	$9.16	$9.03
Income from Investment Operations
Net investment income (loss)A	.020	.064	.109	.119	.111	.162
Net realized and unrealized gain (loss)	(.105)	(.670)	.009	(.444)	.940	.099
Total from investment operations	(.085)	(.606)	.118	(.325)	1.051	.261
Distributions from net investment income	(.046)	(.062)	(.110)	(.106)	(.061)B	(.131)
Distributions from net realized gain	(.009)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.055)	(.094)	(.178)	(.136)	(.471)	(.131)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.38	$8.52	$9.22	$9.28	$9.74	$9.16
Total ReturnD,E,F	(1.01)%	(6.64)%	1.28%	(3.35)%	11.89%	2.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.71%	1.73%	1.77%	1.77%	1.74%
Expenses net of fee waivers, if any	1.75%I	1.71%	1.73%	1.75%	1.73%	1.73%
Expenses net of all reductions	1.75%I	1.71%	1.72%	1.74%	1.73%	1.73%
Net investment income (loss)	.49%I	.71%	1.16%	1.25%	1.18%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$998	$1,508	$3,074	$4,263	$5,743	$6,587
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class C

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$9.16	$9.22	$9.69	$9.12	$8.99
Income from Investment Operations
Net investment income (loss)A	.017	.054	.101	.113	.105	.158
Net realized and unrealized gain (loss)	(.103)	(.665)	.011	(.449)	.933	.107
Total from investment operations	(.086)	(.611)	.112	(.336)	1.038	.265
Distributions from net investment income	(.046)	(.057)	(.104)	(.105)	(.058)B	(.135)
Distributions from net realized gain	(.008)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.054)	(.089)	(.172)	(.135)	(.468)	(.135)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	–C
Net asset value, end of period	$8.32	$8.46	$9.16	$9.22	$9.69	$9.12
Total ReturnD,E,F	(1.03)%	(6.73)%	1.22%	(3.48)%	11.80%	2.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.82%	1.81%	1.80%	1.81%	1.77%
Expenses net of fee waivers, if any	1.83%I	1.82%	1.81%	1.80%	1.80%	1.76%
Expenses net of all reductions	1.83%I	1.82%	1.80%	1.80%	1.80%	1.76%
Net investment income (loss)	.41%I	.61%	1.08%	1.19%	1.12%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$33,427	$41,339	$68,666	$86,037	$94,134	$89,790
Portfolio turnover rateJ	12%I	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.59	$9.30	$9.36	$9.83	$9.24	$9.13
Income from Investment Operations
Net investment income (loss)A	.060	.147	.201	.216	.212	.262
Net realized and unrealized gain (loss)	(.107)	(.674)	.005	(.451)	.941	.098
Total from investment operations	(.047)	(.527)	.206	(.235)	1.153	.360
Distributions from net investment income	(.093)	(.151)	(.198)	(.206)	(.154)B	(.250)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.103)	(.183)	(.266)	(.236)	(.564)	(.250)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	.001	–C
Net asset value, end of period	$8.44	$8.59	$9.30	$9.36	$9.83	$9.24
Total ReturnD,E	(.55)%	(5.77)%	2.22%	(2.41)%	13.03%	3.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.76%	.76%	.75%	.72%
Expenses net of fee waivers, if any	.80%H	.79%	.76%	.75%	.73%	.71%
Expenses net of all reductions	.80%H	.79%	.76%	.75%	.73%	.71%
Net investment income (loss)	1.44%H	1.63%	2.12%	2.24%	2.18%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$492,713	$543,473	$620,530	$679,780	$649,200	$3,541,743
Portfolio turnover rateI	12%H	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Real Return Fund Class I

	Six months ended March 31,	Years ended September 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.57	$9.28	$9.34	$9.81	$9.22	$9.11
Income from Investment Operations
Net investment income (loss)A	.060	.148	.194	.208	.202	.258
Net realized and unrealized gain (loss)	(.107)	(.676)	.005	(.450)	.947	.099
Total from investment operations	(.047)	(.528)	.199	(.242)	1.149	.357
Distributions from net investment income	(.093)	(.150)	(.191)	(.199)	(.150)B	(.247)
Distributions from net realized gain	(.010)	(.032)	(.068)	(.030)	(.410)B	–
Total distributions	(.103)	(.182)	(.259)	(.229)	(.560)	(.247)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	.001	–C
Net asset value, end of period	$8.42	$8.57	$9.28	$9.34	$9.81	$9.22
Total ReturnD,E	(.56)%	(5.80)%	2.15%	(2.49)%	13.01%	3.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.82%	.83%	.81%	.76%
Expenses net of fee waivers, if any	.79%H	.79%	.82%	.83%	.80%	.76%
Expenses net of all reductions	.79%H	.79%	.82%	.82%	.80%	.75%
Net investment income (loss)	1.45%H	1.64%	2.06%	2.17%	2.12%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$235,412	$369,782	$368,227	$432,942	$343,822	$813,551
Portfolio turnover rateI	12%H	23%	18%	23%	15%	35%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$ 2,129,250	Discounted cash flow	Yield	4.5% - 15.0% / 6.6%	Decrease
			Spread	5.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market observation	Evaluated bid	$62.50	Increase
Commercial Mortgage Securities	$181,659	Discounted cash flow	Spread	8.2%	Decrease
Collateralized Mortgage Obligations	$16,090	Discounted cash flow	Yield	9.0% - 10.0% / 9.7%	Decrease
Equities	$8,300,631	Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Price to book value multiple	1.0	Increase
Preferred Securities	$250	Expected distribution	Recovery rate	0.1%	Increase
Bank Loan Obligations	$2,422,632	Discounted cash flow	Yield	8.4% - 8.8% / 8.6%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$30,119,061
Gross unrealized depreciation	(252,999,843)
Net unrealized appreciation (depreciation) on securities	$(222,880,782)
Tax cost	$1,055,461,152

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(216,385,352)
2018	(2,428,473)
Total capital loss carryforward	$(218,813,825)

Due to large redemptions in a prior period, $218,813,825 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $29,249,468 and $147,322,818, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$83,876	$–
Class T	-%	.25%	16,523	–
Class B	.65%	.25%	5,353	3,866
Class C	.75%	.25%	182,623	2,358
			$288,375	$6,224

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,402
Class T	492
Class B(a)	452
Class C(a)	891
$3,237

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$58,167.17
Class T	13,670.21
Class B	1,350.23
Class C	35,557.19
Strategic Real Return	412,595.16
Class I	232,328.15
	$ 753,667

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $376 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,073 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$40

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,648 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,943.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2016	Year ended September 30, 2015
From net investment income
Class A	$710,558	$1,541,179
Class T	134,813	266,445
Class B	8,066	20,532
Class C	223,747	399,563
Strategic Real Return	5,849,764	10,148,841
Class I	3,962,388	6,443,302
Total	$10,889,336	$18,819,862
From net realized gain
Class A	$82,857	$409,296
Class T	16,253	71,347
Class B	1,355	10,521
Class C	36,188	219,185
Strategic Real Return	616,410	2,235,667
Class I	410,614	1,426,614
Total	$1,163,677	$4,372,630

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2016	Year ended September 30, 2015	Six months ended March 31, 2016	Year ended September 30, 2015
Class A
Shares sold	293,564	792,457	$2,438,734	$7,173,866
Reinvestment of distributions	90,428	204,927	768,264	1,867,520
Shares redeemed	(2,368,424)	(5,165,680)	(19,634,984)	(46,459,304)
Net increase (decrease)	(1,984,432)	(4,168,296)	$(16,427,986)	$(37,417,918)
Class T
Shares sold	51,810	92,248	$426,941	$838,626
Reinvestment of distributions	16,842	34,729	143,323	316,890
Shares redeemed	(280,805)	(678,150)	(2,332,073)	(6,111,651)
Net increase (decrease)	(212,153)	(551,173)	$(1,761,809)	$(4,956,135)
Class B
Shares sold	24	4,709	$206	$43,111
Reinvestment of distributions	1,043	3,042	8,912	27,747
Shares redeemed	(58,985)	(164,292)	(486,660)	(1,465,486)
Net increase (decrease)	(57,918)	(156,541)	$(477,542)	$(1,394,628)
Class C
Shares sold	98,877	283,704	$806,328	$2,549,624
Reinvestment of distributions	28,879	64,021	245,099	580,650
Shares redeemed	(994,375)	(2,959,897)	(8,142,371)	(26,445,539)
Net increase (decrease)	(866,619)	(2,612,172)	$(7,090,944)	$(23,315,265)
Strategic Real Return
Shares sold	3,219,918	18,417,237	$26,818,410	$167,991,088
Reinvestment of distributions	730,624	1,296,635	6,222,907	11,849,123
Shares redeemed	(8,831,264)	(23,187,029)	(73,226,803)	(209,655,659)
Net increase (decrease)	(4,880,722)	(3,473,157)	$(40,185,486)	$(29,815,448)
Class I
Shares sold	2,721,028	13,765,382	$22,558,402	$125,407,016
Reinvestment of distributions	501,711	769,841	4,265,965	7,012,015
Shares redeemed	(18,403,101)	(11,091,482)	(151,012,948)	(98,991,460)
Net increase (decrease)	(15,180,362)	3,443,741	$(124,188,581)	$33,427,571

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2016 and for the year ended September 30, 2015, and the financial highlights for the six months ended March 31, 2016 and for each of the five years in the period then ended September 30, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended March 31, 2016 and for the year ended September 30, 2015, and the financial highlights for the six months ended March 31, 2016 and for each of the five years in the period then ended September 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 24, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period October 1, 2015 to March 31, 2016-B
Class A	1.06%
Actual		$1,000.00	$992.90	$5.28
Hypothetical-C		$1,000.00	$1,019.70	$5.35
Class T	1.09%
Actual		$1,000.00	$992.80	$5.43
Hypothetical-C		$1,000.00	$1,019.55	$5.50
Class B	1.75%
Actual		$1,000.00	$989.90	$8.71
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Class C	1.83%
Actual		$1,000.00	$989.70	$9.10
Hypothetical-C		$1,000.00	$1,015.85	$9.22
Strategic Real Return	.80%
Actual		$1,000.00	$994.50	$3.99
Hypothetical-C		$1,000.00	$1,021.00	$4.04
Class I	.79%
Actual		$1,000.00	$994.40	$3.94
Hypothetical-C		$1,000.00	$1,021.05	$3.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .06%.

 C 5% return per year before expenses

ARRS-SANN-0516
1.814981.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2016